                                                            1933 Act Registration No. 33-12911
                                                            1940 Act Registration No. 811-5075

          As filed with the Securities and Exchange Commission on November 12, 2004.
    _____________________________________________________________________________________

                              SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC 20549

                                          FORM N-1A

                             REGISTRATION STATEMENT UNDER THE                  [X]
                                    SECURITIES ACT OF 1933

                                   Pre-Effective Amendment No.                 [ ]

                                 Post-Effective Amendment No. 53               [X]

                                            and/or

                             REGISTRATION STATEMENT UNDER THE                  [X]
                              INVESTMENT COMPANY ACT OF 1940
                                     Amendment No. 55                          [X]

                               (Check appropriate box or boxes)

                                    THRIVENT MUTUAL FUNDS
                      (Exact name of registrant as specified in charter)

                                   625 FOURTH AVENUE SOUTH
                                 MINNEAPOLIS, MINNESOTA 55415
                      (Address of Principal Executive Offices)(Zip Code)

              Registrant's Telephone Number, including Area Code: (612) 340-7005

                                        JOHN C. BJORK
                                    THRIVENT MUTUAL FUNDS
                                   625 FOURTH AVENUE SOUTH
                                 MINNEAPOLS, MINNESOTA 55415
                           (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offerings: Continuous

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b):
_X_ on November 12, 2004 pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on (date) pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                          PROSPECTUS

                                      NOVEMBER 12, 2004

                                THRIVENT U.S. GOVERNMENT ZERO
                               COUPON TARGET FUND, SERIES 2006

                                    THRIVENT MUTUAL FUNDS

These securities have not been approved or disapproved by the Securities and Exchange
Commission or any state securities commission, nor has the Securities and Exchange
Commission or any state securities commission passed on the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

Please Note
The Fund closed sales to new shareholders and to existing shareholders for additional purchases effective May 31, 1993. Existing shareholders may purchase additional shares by reinvesting dividends and capital gains, if any, received on their existing accounts at net asset value. Although the Fund does not intend to do so, it may open sales in the future.

Table of Contents
                                                                                          Page
RISK/RETURN SUMMARY
     Investment Objective
     Principal Investment Strategy
     Principal Risk
     Risk/Performance
     Fees and Expenses

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
     Investment Objective
     Risks

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
     Investment Adviser
     Advisory Fee
     Portfolio Manager

SHAREHOLDER INFORMATION
     Pricing of Fund's Shares
     Retirement Plans
     Changes to Your Account
     How to Redeem (Sell) Shares
     Exchange Privilege
     Dividends, Distributions and Taxes
     Other Tax Information

DISTRIBUTION ARRANGEMENTS

FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

Investment Objective
The Fund seeks high, relatively predictable investment returns from U.S. government securities over selected periods of time, assuming investors reinvest the dividends and capital gains distributed by the Fund.

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a variety of U.S. government zero coupon securities.

Principal Risk
The Fund's primary investment risk is interest rate risk.  Changes in interest rate levels affect the value of the bonds in the portfolio and the value of the Fund as a whole. During periods of higher interest rates, the value of the bonds in the portfolio will tend to fall.
Zero coupon bonds tend to fluctuate in value to a greater degree than bonds with fixed coupons. The Fund cannot assure that you will be able to sell your shares for more than you paid for them. You could lose money investing in the Fund.

Risk/Performance

The following bar chart and table provide an indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns for one, five and ten calendar year periods compared  to those of a broad market index for the same periods.  The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for the Fund and assumes that you sold your shares at the end of the period.  The after-tax returns for the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.  The chart below shows the Fund's calendar year total returns.

[bar chart with the following data:]

Year-by-Year Total Return

[Bar chart with the following data:]

'94             -11.47%
'95              35.08%
'96              -2.31%
'97              11.93%
'98              14.51%
'99              -8.19%
'00              15.73%
'01               7.52%
'02              11.52%
'03               1.77%

The Fund's year-to-date return as of September 30, 2004 was 0.27%.

Best Quarter:    Q2--95      13.14%

Worst Quarter:   Q1--94      -9.20%

-------------------------------------------------------------------------------------------------
                                  Average Annual Total Returns
                               (Periods Ending December 31, 2003)
-------------------------------------------------------------------------------------------------
-------------------------------------------------- --------------- --------------- --------------
                                                       1-Year          5-Year         10-Year
-------------------------------------------------- --------------- --------------- --------------
-------------------------------------------------- --------------- --------------- --------------
Series 2006 (before taxes)                                 -3.03%           4.33%          6.34%
-------------------------------------------------- --------------- --------------- --------------
-------------------------------------------------- --------------- --------------- --------------
  (after taxes on distributions)                           -5.34%           1.85%          3.69%
-------------------------------------------------- --------------- --------------- --------------
-------------------------------------------------- --------------- --------------- --------------
  (after taxes on distributions and redemptions)           -1.69%           2.32%          3.82%
-------------------------------------------------- --------------- --------------- --------------
-------------------------------------------------- --------------- --------------- --------------
Lehman Aggregate Bond Index*                                4.10%           6.62%          6.95%
-------------------------------------------------- --------------- --------------- --------------

* The Lehman Brothers Aggregate Bond Index covers four major classes of fixed-income securities in the U.S.: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.

Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

-------------------------------------------------------------------------------------------------
                                        Shareholder Fees
                           (fees paid directly from your investment)
-------------------------------------------------------------------------------------------------
------------------------------------------------------------ ------------------------------------
Maximum sales charge (load) imposed on purchases (as
percentage of offering price)                                               4.75%
------------------------------------------------------------ ------------------------------------
-------------------------------------------------------------------------------------------------
          Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------
------------------------------------------------------------ ------------------------------------
Management fees*                                                            0.50%
------------------------------------------------------------ ------------------------------------
------------------------------------------------------------ ------------------------------------
Distribution (12b-1) fees                                                   None
------------------------------------------------------------ ------------------------------------
------------------------------------------------------------ ------------------------------------
Other expenses**                                                            1.61%
------------------------------------------------------------ ------------------------------------
------------------------------------------------------------ ------------------------------------
Total Fund operating expenses**                                             2.11%
------------------------------------------------------------ ------------------------------------

* Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), the Fund's adviser and distributor, voluntarily waives the management  fees.  Although Thrivent Investment Mgt. has no intention to do so, these reimbursements are voluntary and Thrivent Investment Mgt. may reinstate these fees in the future.

** Thrivent Investment Mgt. will pay all expenses of the Fund in excess of 1.00%.  After giving effect to these voluntary expense reimbursements, the total Fund operating expenses were 1.00%. Thrivent Investment Mgt. makes monthly expense reimbursements to the Fund based on yearly projections.  Sometimes these forecasted monthly expense reimbursements are larger than the actual expense reimbursements required, resulting in lower total Fund operating expenses.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the
Fund for the time periods indicated.  The example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------- ----------------------- ----------------------- -----------------------
         1 Year                  3 Years                 5 Years                 10 Years
------------------------- ----------------------- ----------------------- -----------------------
------------------------- ----------------------- ----------------------- -----------------------
          $679                    $1,104                  $1,555                  $2,800
------------------------- ----------------------- ----------------------- -----------------------

You should use the expense example for comparison purposes only. It does not represent the
Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective
The Fund has an objective of providing a high investment return over selected periods of time, consistent with investment in U.S. government securities. The series matures on a specified target date in 2006. On the target date, the Fund will convert its assets to cash and distribute the proceeds to shareholders.

The Fund seeks to return to investors a reasonably assured targeted dollar amount, predictable at the time of investment, on the specific target date in the future. To realize this return, you should plan to hold a Fund's shares until maturity and reinvest all dividends and distributions. However, the Fund cannot assure you that it will meet its investment objective.

Implementation of the Investment Objective
The Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in U.S. government zero coupon securities. U.S. Government zero coupon securities include: U.S. Treasury notes and bonds, and U.S. Treasury bills that have no coupons and are not entitled to income.

The Fund invests at least 50% of its assets in zero coupon U.S. government securities maturing within two years of the Fund's target date. However, the Fund expects that under normal circumstances it will invest a much greater amount than 50%. The Fund may invest up to 20% in interest-paying U.S. Treasury notes and bonds and in repurchase agreements on interest paying U.S. Treasury notes and bonds. These interest-paying securities provide income for expenses, redemption payments and cash dividends of the Fund.

What Are Zero Coupon Securities?
Zero coupon securities are non-interest (non-cash) paying debt obligations that are payable in full (principal or par amount) at maturity. These securities include U.S. Treasury notes and bonds that do not have coupons and do not pay cash income, U.S. Treasury bills, individual interest coupons that trade separately and evidences of receipt of such securities. Unlike Treasury securities with coupons attached that generate periodic interest payments to the holders, zero coupon securities pay no cash income until their maturity date. Zero coupon securities are purchased at a substantial discount from their value at their maturity date. The discount is amortized over the life of the zero coupon security.
When a zero coupon security is held to maturity, the entire return comes from the difference between the purchase price and the maturity value. Because this difference is known at the time of purchase, investors holding zero coupon securities until maturity know the amount of their investment return at the time of their investment.

Why Invest in Zero Coupon Securities?
You invest in zero coupon securities because you can predict the return (dollar amount) you will receive at maturity. An investment in zero coupon securities enables you to plan to meet future financial goals, such as your retirement; future anticipated expenses such as college education of children or grandchildren; or the purchase of a home.

Due to the nature of zero coupon securities, the Fund can estimate daily a targeted dollar amount per share the Fund will receive on the target date. The difference between the targeted amount and the net asset value per share at the time of purchase is the projected return and is called anticipated growth. Anticipated growth will consist primarily of the estimated accretion (accumulation) of discount on the zero coupon securities in the Fund, and to a much lesser degree, of projected cash flow in income-producing securities in excess of estimated expenses.

On each business day, the Fund calculates its anticipated growth rate. This growth rate is the annualized growth rate investors can expect from the time they purchase the Fund's share until the Fund's target date. The Fund cannot guarantee this growth rate because it involves certain assumptions about variable factors such as reinvestment of dividends and distributions, the expense ratio and composition of the Fund's portfolio.

Quality
The Treasury obligations in which the Fund invests are backed by the full faith and credit of the U.S. government. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System with respect to such securities.

Risks
Interest Rate Risk.  Interest rate risk is the risk that a rise in the level of interest rates will reduce the market value (price) of securities held, particularly bonds, in the
Fund's portfolio. Typically, a bond pays a fixed rate of interest (called the "coupon").
When interest rates rise in the economy the value of the coupon (the amount received on the bond periodically) falls in comparison. As a result, the price of the bond declines. The price of zero coupon bonds tends to fall even more dramatically because they do not pay periodic coupons. Zero coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities, which make current distributions of interest.

Because the Fund invests primarily in zero coupon securities, the net asset value per share may fluctuate substantially prior to the maturity date. Although investors may redeem shares on any business day at net asset value, a shareholder who redeems prior to maturity may experience a significantly different investment return than was anticipated at the time of purchase. Redemptions prior to maturity may result in capital gains or losses, which may be substantial.

Longer-term bonds are more sensitive to interest rate changes than shorter-term bonds, reflecting the greater risk of holding these bonds for a longer period of time. As the Fund moves toward its maturity date, the variability in the price of the securities in its portfolio should decline. The main risk is when you do not hold zero coupon securities until maturity. Because zero coupon securities do not make periodic interest payments, their market values decline more dramatically when interest rates rise than the value of bonds that pays interest (coupon) on a current basis. The market value of zero coupon bonds also rises more dramatically than that of other bonds as interest rates fall.

To obtain the predicted return and reduce your exposure to the price volatility caused by changing interest rates, you should plan to hold the Fund's shares until maturity. You also should elect automatic reinvestment of dividends and distributions. If you hold shares to maturity and reinvest dividends and distributions, you should experience a return consisting primarily of the accretion (or accumulation) of discount on the underlying securities in the
Fund. The Fund, however, may invest up to 20% of its portfolio in interest paying U.S.
government securities. As a result, the Fund cannot guarantee your total return, even if all shares are held until maturity and you have reinvested all dividends and distributions.

Reinvestment Risk.  A portion of the total realized return from traditional interest-paying bonds comes from the reinvestment of periodic interest. Since the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying bonds at the time of the original purchase, the investment's total return is uncertain even for investors holding the security until maturity. This uncertainty is commonly referred to as reinvestment risk, and it can have a significant impact on total realized investment return.
With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon security to maturity.

Portfolio Turnover.  Because the Fund's objective is to return a reasonably predictable return at maturity by purchasing predominantly zero coupon bonds, it should not have a high rate of turnover. Therefore, the Fund should not experience the higher transactional and potential tax consequences of frequent buying and selling of securities in its portfolio.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

Investment Adviser

Thrivent Investment Mgt. 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for the Fund. Thrivent Investment Mgt. and Thrivent Financial for
Lutherans and its affiliates have been in the investment advisory business since 1970 and managed approximately $65.9 billion in assets as of September 30, 2004, including approximately $10.9billion in mutual fund assets.

Pursuant to an investment advisory agreement with Thrivent Mutual Funds, Thrivent Investment
Mgt. manages the investment and reinvestment of the Fund's assets, provides the Fund with personnel, facilities and administrative services, and supervises the Fund's daily business affairs, all subject to the supervision of Thrivent Mutual Funds' Board of Trustees.
Thrivent Investment Mgt. formulates and implements a continuous investment program for the
Fund consistent with the Fund's investment objectives, policies and restrictions.

Thrivent Investment Mgt. and the Fund have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits Thrivent Investment Mgt. and the Fund, with the approval of the Thrivent Mutual Funds' Board of Trustees, to retain one or more subadvisers for the Fund, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of
the shareholders of the Fund.   Thrivent Investment Mgt. will notify shareholders of a Fund if there is a new subadviser for that Fund.

Advisory Fee
The Adviser receives an investment advisory fee computed separately and paid monthly for the
Fund at the annual rate of 0.50 of 1% of the Fund's average daily net assets. At this time, the Adviser voluntary reimburses the Fund's advisory fee.

Portfolio Manager
Alan D. Onstad has served as portfolio manager of the Fund since July 1, 2000. Mr. Onstad has been with Thrivent Investment Mgt. since 1995.

SHAREHOLDER INFORMATION

Sales of the Fund were closed to new shareholders and to additional purchases of shares by existing shareholders effective June 1, 1993.  Purchases of shares by reinvestment of dividends and capital gains, if any, in existing shareholder accounts will continue to be allowed and will be at net asset values.  Although there is no intent to do so, sales of the
Fund could be reopened in the future.

Pricing of Fund's Shares
The price of a Fund's shares is based on the Fund's net asset value ("NAV"). The Fund determines the NAV once daily at the close of trading on the New York Stock Exchange
("NYSE"), which is normally 4:00 p.m. Eastern time. The Fund does not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and
Christmas. The price at which you purchase or redeem shares of the Fund is based on the NAV next calculated after the Fund receives your payment or redemption request.

To determine the NAV, the Fund values its securities at current market value using readily available market quotations. The Fund values securities that do not have readily available market quotations at fair value as determined in good faith by or under the direction of
Thrivent Mutual Funds' Board of Trustees. The Fund may use pricing services as approved by the Board of Trustees to determine the net asset value of its securities.  The Board of
Trustees has authorized the investment adviser to make fair value determinations pursuant to policies approved by the Board of Trustees.

The price at which you purchase or redeem shares of the Fund is based on the NAV as next determined after the Fund has received your payment or your redemption request.

Retirement Plans
Individual and employer-sponsored retirement plans may be established with assets invested in Thrivent Mutual Funds.  These accounts may offer you tax advantages.  You should consult with your attorney and/or tax advisor before you establish a retirement plan.  Additional fees may apply to some retirement accounts.  Please review plan documents for more information.  Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Changes to Your Account
After opening your Fund account, you may wish to make changes to your account. Certain types of changes, such as moving to a new address or getting a new telephone number, do not have any other effect on an account. Any feature such as telephone exchange or participation in an automatic investment plan would continue uninterrupted. Other changes, such as exchanging from one Fund to another or transferring shares from a regular account to an IRA or adding a joint owner, will affect your account options because a new account is actually created.
Account options such as an automatic investment plan are discontinued unless additional action is taken. These changes may require additional instructions and specific forms. If you are not sure whether a change affects your account, please contact your local Thrivent
Investment Mgt. representative or the Investment Interaction Center (Interaction Center) at
(800) 847-4836. When making these types of changes, please contact your local Thrivent
Investment Mgt. representative or the Interaction Center.

How to Redeem (Sell) Shares
Because the Fund invests primarily in zero coupon securities, the net asset value per share may fluctuate substantially prior to the maturity date. Although investors may redeem shares on any business day at net asset value, a shareholder who redeems prior to maturity may experience a significantly different investment return than was anticipated at the time of purchase.

Redemption by Mail
Shareholders of the Fund may have their shares redeemed at any time at the net asset value per share next determined after a written request and all additional documents, if required, are received in proper form by the Fund's transfer agent.

The Fund bases payment for shares presented for redemption at a Fund's net asset value next computed after a request is received in proper form by the transfer agent. Shareholders earn income and receive dividends paid on the Fund through the date of redemption. The Fund will mail payment proceeds within seven days following receipt of all required documents. The
Fund may postpone payment or suspend the right of redemption in unusual circumstances.

You may redeem shares of the Fund by mail, by sending a written request for redemption to:

           Thrivent Mutual Funds
           P. O. Box 219348
           Kansas City, MO  64121-9348

In your redemption request, you must include your shareholder account number and specify the dollar or share amount you wish to redeem. You, and any other persons registered as shareholders on the account, must sign your redemption request. You must sign the request exactly as the account is registered. If you wish to redeem shares with a value in excess of
$100,000, you must have your signature(s) guaranteed. The transfer agent will accept signature guarantees from all institutions that are eligible to provide signature guarantees under federal or state law, provided that the individual giving the signature guarantee is authorized to do so. Institutions that usually are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan institutions and credit unions. Please note that a signature guarantee is not the same as a notarized signature. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary. If you wish to redeem an IRA or other retirement plan you must indicate on the redemption request whether or not federal income tax should be withheld. Redemption requests that fail to indicate an election not to have federal tax withheld will be subject to withholding.

Telephone Redemptions
The privilege to redeem shares by telephone is automatically extended to all accounts, unless the option is specifically declined. If you do not want the telephone redemption option, please call the Interaction Center at (800) 847-4836. By accepting this privilege, you assume some risks for unauthorized transaction. Once a telephone request has been made, it cannot be canceled or modified (see Telephone Transactions). Thrivent Investment Mgt. has
implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized designations and supplying transaction verification information.

Telephone Redemptions and Checks Mailed
The following conditions apply to telephone redemptions described above:

o   Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record;
o   There has been no change of address in the preceding 60 days;
o   The request is for $100,000 or less;
o   Some retirement plan accounts are not eligible; and
o   Shares to be redeemed cannot be in certificate form.

Redemptions by Bank Wire
o   Existing shareholders must send a Thrivent Mutual Funds Application or Account Change
    Request with the appropriate section completed prior to exercising the privilege of wire redemption to:

          Thrivent Mutual Funds
          P. O. Box 219348
          Kansas City, MO  64121-9348

o    Wire redemptions can be made for any amount;
o    A fee is assessed for redemptions by wire; and
o    Requests received in good order before the close of the NYSE (usually 3:00 p.m.
     Central time) receive that day's price.

If an account has multiple owners, Thrivent Investment Mgt. may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Involuntary Redemption
Because all account owners share the high cost of maintaining accounts with low balances, the Fund reserves the right to involuntarily redeem a shareholder's account, other than a retirement plan account, at any time the value of the account falls below $250 as a result of redemption. Shareholders will be notified in writing of any planned involuntary redemptions and will be allowed 60 days to increase the account balance above the stated
minimum before the redemption is processed.

Exchange Privilege

Exchanges by Mail
Shares of the Fund held for at least 10 days may be exchanged for shares of any other series of Thrivent Mutual Funds (Class A shares only) with the same registration, without additional sales charge, at the net asset value per share next computed after receipt of a written exchange request in proper form by the transfer agent.

An exchange constitutes a redemption of the shares of one mutual fund and the purchase of shares of another. Because the Fund invests primarily in zero coupon securities, the net asset value per share may fluctuate substantially prior to the maturity date. Therefore, a shareholder who exchanges shares of the Fund prior to maturity may experience a significantly different investment return than was anticipated at the time of purchase.
Shareholders interested in exchanging shares should contact the Interaction Center at (800)
847-4836, or their Thrivent Investment Mgt. representative for a current prospectus prior to making an exchange.

Shareholders of the Fund may only exchange into such other Funds as are legally available for sale in any state. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.
Exchanges are sales for tax purposes and could result in a gain or loss, depending on the original cost of shares exchanged.

An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund reserves the right to terminate the exchange privilege of any shareholder who makes more than twelve exchanges in a year. Further, the Fund reserves the right to modify or terminate the exchange privilege at any time with respect to the Fund, if the Fund's Trustees determine that continuing the privilege may be detrimental to shareholders.

Telephone Transactions
You can sell or exchange shares by phone. By doing so, you assume some risks for unauthorized transactions. Thrivent Investment Mgt. has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized designations, and supplying transaction/taping identification numbers and/or symbols. Please note, however, that
Thrivent Mutual Funds, Thrivent Investment Mgt., the custodian, the transfer agent or any of their employees will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures.

Exchanges by Telephone
Telephone exchanges (transactions in which the registration does not change) are subject to the requirements described above, and additional requirements as follows.

Shareholders may exchange shares for which certificates have not been issued by telephoning the Interaction Center at (800) 847-4836. Telephone exchange requests received prior to the close of the NYSE (usually 3:00 p.m. Central Time) will be made at the net asset value per share next determined that day.

Telephone exchanges will be permitted only if the shareholder elects the telephone exchange option on the initial purchase application, or requests the telephone exchange privilege in a subsequent written request, signed by all registered owners, with all signatures guaranteed.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times. The Fund reserves the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Dividends, Distributions and Taxes
As with all funds distributing taxable income, you as a tax-paying investor will be subject to income taxes on all dividends and distributions. You will be subject to taxes on all dividends and distributions whether you elect to take them in cash or have them reinvested.

The Fund intends to distribute in December and, if necessary, at such other times as the
Fund may determine, its net investment income and any net realized capital gains resulting from investment activity. Any dividend (including a capital gains dividend) declared in
October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Cumulative statements showing all activity in the account for the prior year will be mailed annually to all shareholders.

All income and capital gains distributions are reinvested in full and fractional shares of the Fund at net asset value, without sales charges, on a payment date unless a shareholder has requested payment in cash on the shareholder application or by separate written request.
A shareholder's projected return at maturity assumes the reinvestment of all income and capital gains distributions. If a shareholder elects to receive these distributions in cash, the return at maturity will be substantially less than was anticipated at the time of purchase.

The Fund intends to qualify as  a "regulated investment company" under the Internal Revenue
Code (the "Code") and to take all other action required so that no federal income tax will be payable by the Fund itself. The Fund will be treated as a separate regulated investment company under the Code. Shareholders are provided annually with full information on income and capital gains distributions for tax purposes. Shareholders should consult their tax advisers regarding the applicability of state and local taxes to dividends and distributions.

Under federal income tax laws, a portion of the difference between the purchase price of zero coupon securities and their face value is considered to be income to the Fund each year, even though the Fund will not in each year receive cash interest payments from these securities.

The Fund must distribute substantially all its net investment income each year, including the imputed income (the accrued interest for that year from the discount on purchases) from their zero coupon investments. Because of its imputed income, the Fund may be required to pay out as an income distribution each year an amount greater than the total amount of cash interest the Fund actually received. Such distributions may come from cash assets or from liquidating some portfolio securities. If securities are liquidated, the Fund may realize a gain or loss from the sale. As with all funds distributing taxable income, tax-paying investors in the Fund will be subject to income taxes on income and capital gain distributions whether they elect to take them in cash or have them reinvested.

If the Fund holds zero coupon bonds until maturity, they should not realize capital gains on these securities. However, if a Fund has to sell zero coupon securities to meet redemptions prior to their maturity (and the target date of the Fund) the value the Fund receives for the securities sold may reflect a premium over the principal and interest. This may happen particularly when interest rates are lower at the time of redemption. As a result, redemptions of shares prior to the target date may result in greater capital gains to the
Fund, which would be distributed to the shareholders, than would otherwise have been realized. Capital gains distributed to shareholders result in a taxable event in the year of distribution.

Other Tax Information
The Fund is required by federal law to withhold 28% of reportable payments (which include dividends, capital gain distributions and redemption proceeds) paid to certain shareholders who have not properly certified that the Social Security or other taxpayer identification number provided by the shareholder is correct and that he or she is not otherwise subject to backup withholding. The Fund's shareholder application includes the required certification.

No attempt is made herein to provide information as to state and local tax consequences of ownership of shares of the Fund. Investors should consult their personal tax adviser to determine the consequences of state and local taxes.

DISTRIBUTION ARRANGEMENTS
The Fund closed sales to new shareholders and to existing shareholders for additional purchases effective June 1, 1993. Existing shareholders may purchase additional shares by reinvesting dividends and capital gains, if any, received on their existing accounts at net asset value. Although the Fund does not intend to do so, it may open sales in the future.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand Thrivent U.S. Government
Zero Coupon Target Fund, Series 2006 performance for the past 5 years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund
(assuming reinvestment of all dividends and distributions).  This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report.  You may obtain an annual report free by calling the Interaction Center at (800) 847-4836.

Financial Highlights

----------------------------------------------------------------------------------------------
Thrivent U.S. Government Zero Coupon Target Fund, Series 2006
-----------------------------------------------------------------------------------------------
------------------------------------------ ---------- --------- ---------- ---------- ---------
Per Share Information (a)                    Year       Year      Year       Year       Year
                                             Ended     Ended      Ended      Ended     Ended
                                           4/30/2004  4/30/2003 4/30/2002  4/30/2001  4/30/2000
------------------------------------------ ---------- --------- ---------- ---------- ---------
------------------------------------------ ---------- --------- ---------- ---------- ---------
Net asset value, beginning of period           $12.63     $12.17    $12.22     $11.27     $12.39

Income from Investment Operations
Net investment income                            0.71       0.73      0.71       0.72       0.72
Net realized and unrealized gain/(loss))
on investments (b)                              (0.64)      0.63      0.07       1.00      (1.02)
Total from Investment Operations                 0.07       1.36      0.78       1.72      (0.30)

Less Distributions from:
Net investment income                           (0.71)     (0.73)    (0.71)     (0.72)     (0.72)
Net realized gain on investments                (0.24)     (0.17)    (0.12)     (0.05)     (0.10)
Total Distributions                             (0.95)     (0.90)    (0.83)     (0.77)     (0.82)

Net asset value, end of period                 $11.75     $12.63    $12.17     $12.22     $11.27
Total return (c)                                 0.65%     11.28%     6.53%     15.28%     (2.29)%
Net assets, end of period (in thousands)       $1,506     $1,579    $1,565     $1,612     $1,467
Ratio of expenses to average net assets          1.00%      0.91%     1.00%      0.99%      0.98%
Ratio of net investment income to%
average net assets                               5.82%      5.73%     5.80%      6.02%      6.21%
Portfolio turnover rate                          0.00%      0.00%     0.00%      0.00%      0.00%

If the adviser had not reimbursed
expenses the ratios would have been:
Ratio of expenses to average net assets          1.78%      1.55%     1.27%      1.07%      0.98%
Ratio of net investment income to
average net assets                               5.04%      5.09%     5.53%      5.95%      6.21%

(a) All per share amounts have been rounded to the nearest cent.
(b) The  amount  shown may not  correlate  with the  change in  aggregate  gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c) Total investment  return assumes dividend  reinvestment and does not reflect any deduction for sales charges.

[outside back cover]

THRIVENT Mutual Funds

By Telephone:
        1-800-847-4836
        press 1 to speak with a customer service representative
        or
        press 2 to use the Automated Service Line

By Internet:
        www.thrivent.com

By Mail:
        Thrivent Mutual Funds
        P. O. Box 219348
        Kansas City, MO64121-9348

By Express Mail:
        Thrivent Investment Management Inc.
        210 West 10th Street, 8th Floor
        Kansas City, MO 64105

The Statement of Additional Information, which is incorporated by reference into this
Prospectus, contains additional information about the Fund.  Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders.  In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Fund during their last fiscal year. You may request a free copy of the Statement of
Additional Information, the annual report, or the semiannual report, or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Fund (including the Statement of Additional Information) at the Public
Reference Room of the Securities and Exchange Commission in Washington, DC.  You may get
more information about the Public Reference Room by calling 1-202-942-8040. You also may get information about the Fund on the EDGAR database at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the
Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an email to:
publicinfo@sec.gov.

Investment Company Act File No. 811-5075

                             STATEMENT OF ADDITIONAL INFORMATION

                                   Dated November 12, 2004

                                             for
                                    THRIVENT MUTUAL FUNDS
                      THRIVENT U.S. GOVERNMENT ZERO COUPON TARGET FUND,
                                         Series 2006
                                   625 Fourth Avenue South
                                 Minneapolis, Minnesota 55415
                             Telephone: (800) THRIVENT (847-4836)

This  Statement  of  Additional  Information  ("SAI")  is  not  a  prospectus,   but  provides
additional  information to supplement the Prospectus for Thrivent U.S.  Government Zero Coupon
Target Fund,  Series 2006,  dated  November 12, 2004.  You should read this SAI in conjunction with the Prospectus,  and any supplements  thereto. You may obtain the Fund's Prospectus at no charge by writing or telephoning the Fund at the address and telephone number above.

In this  SAI,  Thrivent  Mutual  Funds  is  referred  to as the  "Trust,"  and  Thrivent  U.S.
Government Zero Coupon Target Fund, Series 2006 is referred to the "Fund."

Table of Contents
                                                                                     Page
History of the Fund                                                                    2
Description of the Fund and Its Investments and Risks                                  2
Management of the Fund                                                                 5
Control Persons and Principal Holders of Securities                                   11
Investment Advisory Services                                                          11
Underwriting and Distribution Services                                                13
Other Services                                                                        14
Brokerage Allocation and Other Practices                                              14
Purchases, Redemptions and Pricing of Shares                                          15
Taxation of the Fund                                                                  17
Financial Statements                                                                  18
Appendix A-Proxy Voting Process and Policies Summary                                  19

HISTORY OF THE FUND
Thrivent  U.S.  Government  Zero Coupon  Target Fund,  Series 2006 (the "Fund") is a series of
Thrivent Mutual Funds (the "Trust").  The Trust is a Massachusetts  Business Trust,  which was organized on March 31, 1987.  The Trust has  different  series of shares.  The Trust refers to each series as a fund. In addition to Thrivent U.S.  Government  Zero Coupon Target Fund,  the
Trust has 23 other series which are  described in a prospectus  for Class A and Class B shares and a prospectus for  Institutional  Class shares and an accompanying  Statement of Additional
Information.

Shares of Thrivent U.S.  Government Zero Coupon Target Fund,  Series 2006, became available to the public on November 14, 1991. The Fund closed sales to new  shareholders  and to additional purchases by existing  shareholders  on June 1, 1993,  except for  automatic  investment  plan purchases.  The Fund allowed automatic  investment plan purchases to continue through June 30,
1993.  The Fund  allows  existing  shareholders  to  continue  their  purchases  of  shares by reinvesting  dividends  and  capital  gains,  if any,  at net  asset  value in their  existing shareholder accounts.

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

The Fund's Classification
The U.S. Government Zero Coupon Fund, Series 2006 is an open-end mutual fund, meaning that it continuously issues redeemable shares representing interests in the Fund's underlying portfolio of U.S. government securities.

Other Investment Strategies and Risks
The following information supplements the information provided in the Prospectus on the
Fund's principal investment strategies and risks.

Zero Coupon Securities
The Fund invests at least 80% of its net assets in U.S. government zero coupon securities.
At least 50% of the Fund's net assets will be invested in U.S. government zero coupon securities maturing within two years of the Fund's target date.

In  addition  to the  types  of  U.S.  government  zero  coupon  securities  discussed  in the
Prospectus,  zero  coupon  securities  may  include  U.S.  Treasury  bonds or notes  and their unmatured  interest  coupons which have been separated by their holder,  typically a custodian bank or  investment  brokerage  firm. A holder will  separate  the  interest  coupons from the underlying  principal (the  "corpus") of the U.S.  Treasury  security.  A number of securities firms and banks have  stripped  the  interest  coupons  and resold them in  custodial  receipt programs  with a number of  different  names,  including  "Treasury  Income  Growth  Receipts"
("TIGRS") and  Certificate of Accrual on Treasuries  ("CATS").  The underlying  U.S.  Treasury bonds and notes  themselves  are held in  book-entry  form at the Federal  Reserve Bank or, in the case of bearer  securities,  (i.e.,  unregistered  securities that are owned ostensibly by the  bearer or holder  thereof),  in trust on behalf of the owners  thereof.  The staff of the
Securities  and  Exchange  Commission  no  longer  considers  "TIGRS"  and  "CATS"  government securities.

The United States Treasury  Department has  facilitated  transfers of ownership of zero coupon securities by  accounting  separately  for the  beneficial  ownership of  particular  interest coupon and corpus  payments on Treasury  securities  through  the Federal  Reserve  book-entry record-keeping  system. The Federal Reserve program as established by the Treasury  Department
is  known  as  "STRIPS"  or  "Separate  Trading  of  Registered   Interest  and  Principal  of
Securities."  Under the STRIPS program,  a Fund will be able to have its beneficial  ownership of zero coupon securities  recorded directly in the book-entry  record-keeping  system in lieu of  having to hold  certificates  or other  evidences  of  ownership  of the  underlying  U.S.
Treasury securities.

When U.S. Treasury  obligations have been stripped of their unmatured  interest coupons by the holder,  the stripped coupons are sold  separately.  The principal or corpus is sold at a deep discount  because the buyer  receives  only the right to receive a future fixed payment on the security and does not receive any rights to periodic  interest (cash) payments.  Once stripped or separated,  the corpus and coupons may be sold separately.  Typically, the coupons are sold separately or grouped with other  coupons with like  maturity  dates and sold in bundled form.
Purchasers  of  stripped  obligations  acquire,  in  effect,  discount  obligations  that  are economically identical to the zero coupon securities that the Treasury sells itself.

Repurchase Agreements
The Fund may from time to time enter  into a  repurchase  agreement.  A  repurchase  agreement involves the sale of securities  to the Fund with the current  agreement of the seller (a bank or securities  dealer) to repurchase  the securities at the same price plus an amount equal to an agreed  upon  interest  rate  within a  specified  time.  The  specified  period of time is usually one week,  but on occasion the period may be for a longer  period.  The Fund  requires continual  maintenance  of  collateral  (in cash or U.S.  government  securities)  held by the custodian  in an amount  equal to, or in excess of, the market  value of the  securities  that are the subject of the repurchase agreement.

In the event of a bankruptcy  or other  default of a seller of a repurchase  agreement,  there may be delays and  expenses  in  liquidating  the  securities,  declines in their  value,  and losses of interest.  The Fund's  adviser  maintains  procedures  for evaluating and monitoring the creditworthiness of firms with which they enter into repurchase  agreements.  The Fund may not invest more than 10% of its total assets in  repurchase  agreements  maturing in more than seven days or in securities subject to legal or contractual restrictions on resale.

When-Issued and Delayed Delivery Securities
The Fund may purchase  securities on a when-issued  or delayed  delivery  basis.  Although the payment and interest  terms of these  securities  are  established  at the time the  purchaser enters into the  commitment,  the  securities  may be  delivered  and paid for a month or more after the date of purchase,  when their value may have changed.  The Fund only  purchases on a
when-issued  or  delayed  delivery  basis  with  the  intention  of  actually   acquiring  the
securities.  The Fund may sell the securities  before  settlement date if the adviser deems it advisable for investment reasons.

At  the  time  the  Fund  enters  into  a  binding  obligation  to  purchase  securities  on a when-issued  basis, the Fund will have its custodian  identify liquid assets having a value at least as great as the purchase  price on its books  throughout  the period of the  obligation.
The use of these investment strategies may increase net asset value fluctuation.

Short-Term Trading
Although  there is no present  intention to do so, the Fund,  consistent  with its  investment policies,  may engage in short-term  trading  (selling  securities  for brief periods of time, usually  less than  three  months).  The Fund will only  engage in  short-term  trading if the adviser believes that such  transactions,  net of costs, would further the attainment of their investment  objectives.  For example,  the needs of different classes of lenders and borrowers and their changing  preferences and circumstances have in the past caused market  dislocations unrelated  to  fundamental  creditworthiness  and  trends  in  interest  rates.  These  market dislocations  have presented  market trading  opportunities.  Such market  dislocations  might result  from a broker  needing to cover a  substantial  short  position  in a  security  or an abnormal  demand  for a  security  created  by an  unusually  large  purchase  or  sale  by an institutional  portfolio manager.  The Fund cannot assure that such dislocations will occur in the  future or that  they  will be able to take  advantage  of them.  The Fund will  limit its voluntary  short-term  trading,  if any, to the extent  necessary  to qualify as a  "regulated investment company" under the Internal Revenue Code.

Lending Portfolio Securities
Although  there  is no  present  intention  to do so,  the Fund  may  from  time to time  lend securities  from its portfolio to brokers,  dealers and financial  institutions  such as banks and trust  companies.  The adviser will monitor the  creditworthiness  of firms with which the
Fund  engages  in  securities  lending  transactions.  In doing so, a Fund would  continue  to receive the  equivalent  of the  interest or  dividends  paid by the issuer on the  securities loaned,  and would also receive an  additional  return which may be in the form of a fixed fee or a percentage of the  collateral.  The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days.

The  adviser  will  monitor  the  creditworthiness  of firms  with  which the Fund  engages in securities  lending  transactions.  Collateral values are continuously  maintained at 100% and marked  to  market  daily.  However,  in the  event  of  bankruptcy  or other  default  of the borrower,  the Fund  could  experience  both  delays in  liquidating  the loan  collateral  or recovering the loaned  securities,  including  possible  decline in value of the collateral or loaned  securities,  possible  lack of access to income  during this  period,  and expenses of enforcing its rights.

Other Fund Policies
The  Fund's  investment  objective,  which is to  provide a high  investment  return  over the selected period of time (2006),  consistent with  investments in U.S.  government  securities, is a  fundamental  policy.  This means that it may not be changed  without  the  approval of a
"majority of the  outstanding  voting  securities" of the Fund. A "majority of the outstanding voting  securities"  means  the  approval  of the  lesser  of:  (i) 67% or more of the  voting securities at a meeting if the holders of more than 50% of the outstanding  voting  securities of the Fund are  present or  represented  by proxy;  or (ii) more than 50% of the  outstanding voting securities of the Fund. In addition to the Fund's investment  objective,  the Fund also has the following  policies,  which are  fundamental  and cannot be changed without a majority vote of the outstanding shares of the Fund.

1.      The Fund may not borrow money,  except that it may borrow money  (through the issuance of debt  securities or  otherwise)  in an amount not  exceeding  one-third of the Fund's total assets immediately after the time of such borrowing.

2.      The Fund may not issue senior  securities,  except as permitted  under the  Investment
Company Act of 1940 or any  exemptive  order or rule  issued by the  Securities  and  Exchange
Commission.

3.      The Fund will not, with respect to 75% of its total assets,  purchase securities of an issuer (other than the U.S.  Government,  its agencies,  instrumentalities  or  authorities or
repurchase   agreements  fully   collateralized  by  U.S.  Government   securities  and  other
investment  companies)  if (a) such  purchase  would,  at the time,  cause more than 5% of the
Fund's total assets taken at market value to be invested in the securities of such issuer;  or
(b) such  purchase  would,  at the time,  result in more  than 10% of the  outstanding  voting securities of such issuer being held by the Fund.

4.      The Fund may not buy or sell real  estate,  except  that it may (i)  acquire  or lease office  space for its own use,  (ii)  invest in  securities  of  issuers  that  invest in real estate or interest therein,  (iii) invest in mortgage-related  securities and other securities that are  secured  by real  estate or  interest  therein,  and (iv) hold and sell real  estate acquired by the Fund as a result of the ownership of securities.

5.      The Fund may not purchase or sell commodities or commodity  contracts,  except that it may purchase and sell  derivatives  (including but not limited to options,  futures  contracts and options on futures  contracts)  whose value is tied to the value of a financial index or a financial  instrument  or other asset  (including,  but not limited  to,  securities  indexes, interest rates, securities, currencies and physical commodities).

6.      The Fund may not make loans,  except that it may (i) lend portfolio  securities,  (ii)
enter  into  repurchase  agreements,  (iii)  purchase  all or a  portion  of an  issue of debt securities,  bank  loan  participation  interests,  bank  certificates  of  deposit,  bankers'
acceptances,  debentures  or other  securities,  whether or not the  purchase is made upon the original  issuance of the  securities,  and (iv)  participate in an interfund  lending program with other registered investment companies.

7.      The Fund will not underwrite  the  securities of other issuers,  except where the Fund may be  deemed to be an  underwriter  for  purposes  of  certain  federal  securities  laws in
connection  with  the  disposition  of  portfolio   securities;   with  investments  in  other
investment  companies;  and  with  loans  that a Fund  may make  pursuant  to its  fundamental investment restriction on lending.

8.      The Fund will not purchase a security if, after giving  effect to the  purchase,  more than 25% of its total  assets  would be  invested  in the  securities  of one or more  issuers conducting  their  principal  business  activities  in the same  industry,  except  that  this restriction  does  not  apply  to  Government  Securities  (as  such  term is  defined  in the
Investment Company Act of 1940).

The following nonfundamental investment restriction may be changed without shareholder approval.  Under this restriction:

1.      The  Fund  will  not  purchase  any  security  while  borrowings,   including  reverse
repurchase   agreements,   representing   more  than  5%  of  the  Fund's   total  assets  are
outstanding.  The Funds intend to limit  borrowings to amounts  borrowed from a bank,  reverse repurchase  agreements  (insofar as they are considered  borrowings),  or an interfund lending agreement.

2.      The fundamental  investment restriction with respect to industry concentration (number
8 above)  will be  applied  pursuant  to SEC policy at 25%  (instead  of "more than 25%") of a
Fund's total assets.

3.      The  fundamental  investment  restriction  with respect to  diversification  (number 3 above) will be applied so securities issued by U.S.  Government  agencies,  instrumentalities, or  authorities  will be eligible  for the  exception  only if those  securities  qualify as a
"Government Security" under the 1940 Act.

4.      The exception for exemptive  orders in the  fundamental  investment  restriction  with respect to senior  securities  (number 2 above)  will be  applied  only for  exemptive  orders issued to the Trust.

The Trust has  applied  for an  exemptive  order  from the SEC which  would  allow the Fund to engage in an  interfund  lending  program.  In an  interfund  lending  arrangement,  the Funds directly lend to and borrow money from each other for  temporary  purposes.  This  arrangement allows the  borrowing  Fund to borrow at a lower  interest  rate than banks offer,  allows the lending  Fund to earn extra  income,  and reduces  the need for bank lines of credit.  Section
17(a) of the 1940 Act makes it unlawful for an  affiliated  person of a registered  investment company,  and  underwriter,  or a  promoter  (or any  affiliated  person  thereof),  acting as principal,  to engage  in  "self-dealing,"  i.e.,  knowingly  sell any  security  (other  than securities  the  buyer or  seller  issues)  or other  property  to the  company  or to buy any security  (other than  securities  the investment  company  issues) or other property from the company.  Because an interfund lending  arrangement  raises issues under Section 17(a),  along with other  sections of the 1940 Act, its use requires an order for exemptive  relief from the
Securities and Exchange  Commission.  The Fund's interfund lending  arrangement is designed to ensure that the Fund has an equal  opportunity  to borrow and lend on equal  terms  consistent with its investment policies and limitations.

Section  18(g) of the 1940 Act defines a "senior  security" as any bond,  debenture,  note, or similar obligation  constituting a security and evidencing  indebtedness.  Section 18(f)(1) of the 1940 Act  prohibits an open-end  investment  company from issuing  senior  securities  but permits  borrowings from a bank if immediately  after the borrowing there is asset coverage of at least 300% and provided  further  that, in the event that such asset  coverage  falls below
300%,  the  investment  company  will,  within 3 days (not  including  Sundays and  holidays), reduce the amount of its  borrowings to an extent that the asset  coverage of such  borrowings shall be at least  300%.  The SEC  staff  has taken  the  position  that a fund may  engage in certain leveraged transactions,  such as short sales and financial futures contracts,  without violating Section 18(f)(1) if it segregates fund assets.

Because the Fund intends to invest solely in U.S.  government  securities,  the Fund generally will not have to apply its policies on other types of issuers or investments.

MANAGEMENT OF THE FUND
Board of Trustees and Executive Officers

The Board of Trustees is responsible for the management and supervision of the Fund's business affairs and for exercising all powers except those reserved to the shareholders.
Each Trustee oversees each of 24 series of the Trust and also serves as:

o   Director of Thrivent Series Fund, Inc., a registered  investment company consisting of
    26 Portfolios  that serve as underlying  funds for variable  contracts  issued by Thrivent
    Financial  for  Lutherans  ("Thrivent  Financial")  and Thrivent  Life  Insurance  Company
    ("TLIC") and investment options in the retirement plan offered by Thrivent Financial.

o   Trustee of Thrivent  Financial  Securities  Lending  Trust,  a  registered  investment company  consisting  of  one  Portfolio  that  serves  as a  cash  collateral  fund  for a securities lending program sponsored by Thrivent Financial.

The 24 series of the Trust, 26 Portfolios of Thrivent Series Fund, Inc., and Thrivent
Financial Securities Lending Trust  are referred to herein as the "Investment Company
Complex."

The following table provides information about the Trustees and officers of the Trust.

Interested Trustee(1)

---------------------- ----------------- ---------------------------------- ----------------------------
                       Position with
                       Trust and         Principal Occupation During the    Other Directorships Held
Name, Address and Age  Length of         Past 5 Years                       by Trustee
                       Service(2)
---------------------- ----------------- ---------------------------------- ----------------------------
---------------------- ----------------- ---------------------------------- ----------------------------
Pamela J. Moret        President since   Executive Vice President,          Director, Lutheran World
625 Fourth Avenue      2002 and          Marketing and Products, Thrivent   Relief; Director,
South                  Trustee since     Financial  since 2002; Senior      Minnesota Public Radio
Minneapolis, MN        2004              Vice President, Products,
Age 48                                   American Express Financial
                                         Advisors from 2000 to 2001; Vice
                                         President, Variable Assets,
                                         American Express Financial
                                         Advisors from 1996 to 2000
---------------------- ----------------- ---------------------------------- ----------------------------

Independent Trustees(3)

---------------------- ----------------- ---------------------------------- --------------------------
                       Position with
Name, Address and Age  Trust and         Principal Occupation During the    Other Directorships Held
                       Length of         Past 5 Years                       by Trustee
                       Service(2)
---------------------- ----------------- ---------------------------------- --------------------------
---------------------- ----------------- ---------------------------------- --------------------------
F. Gregory Campbell    Trustee since     President, Carthage College        Director, National
625 Fourth Avenue      1992                                                 Association of
South                                                                       Independent Colleges and
Minneapolis, MN                                                             Universities, Director,
Age 65                                                                      Johnson Family Funds,
                                                                            Inc., an investment
                                                                            company consisting  of
                                                                            four portfolios;
                                                                            Director, Kenosha
                                                                            Hospital and Medical
                                                                            Center Board; Prairie
                                                                            School Board; United
                                                                            Health Systems Board
---------------------- ----------------- ---------------------------------- --------------------------
---------------------- ----------------- ---------------------------------- --------------------------
Herbert F.             Lead Trustee      Management consultant to several   None
Eggerding, Jr.         since 2003        privately owned companies
625 Fourth Avenue
South
Minneapolis, MN
Age 67
---------------------- ----------------- ---------------------------------- --------------------------
---------------------- ----------------- ---------------------------------- --------------------------
Noel K. Estenson       Trustee since     Retired; previously President      None
625 Fourth Avenue      2004              and Chief Executive Officer,
South                                    CenexHarvestStates (farm supply
Minneapolis, MN                          and marketing and food business)
Age 65
---------------------- ----------------- ---------------------------------- --------------------------
---------------------- ----------------- ---------------------------------- --------------------------
Richard L. Gady        Trustee since     Retired; previously Vice           Director, International
625 Fourth Avenue      1987              President, Public Affairs and      Agricultural Marketing
South                                    Chief Economist, Conagra, Inc.     Association
Minneapolis, MN                          (agribusiness)
Age 61
---------------------- ----------------- ---------------------------------- --------------------------
---------------------- ----------------- ---------------------------------- --------------------------
Richard A. Hauser      Trustee since     President, National Legal Center   Director, The Washington
625 Fourth Avenue      2004              for the Public Interest, since     Hospital Center
South                                    2004;  General Counsel, U.S.
Minneapolis, MN                          Department of Housing and Urban
Age 61                                   Development, 2001-2004; Partner,
                                         Baker & Hosteller, 1986-2001.
---------------------- ----------------- ---------------------------------- --------------------------
---------------------- ----------------- ---------------------------------- --------------------------
Connie M. Levi         Trustee since     Retired                            Director, Norstan, Inc.
625 Fourth Avenue      2004
South
Minneapolis, MN
Age 65
---------------------- ----------------- ---------------------------------- --------------------------
---------------------- ----------------- ---------------------------------- --------------------------
Edward W. Smeds        Chairman and      Retired                            Chairman of Carthage
625 Fourth Avenue      Trustee since                                        College Board
South                  1999
Minneapolis, MN
Age 68
---------------------- ----------------- ---------------------------------- --------------------------

Executive Officers
---------------------------- ----------------------- ------------------------------------------------
                             Position with Trust
Name, Address and Age        and Length of           Principal Occupation During the Past 5 Years
                             Service(2)
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Pamela J. Moret              President since 2002    Executive Vice President, Marketing and
625 Fourth Avenue South                              Products, Thrivent Financial  since 2002;
Minneapolis, MN                                      Senior Vice President, Products, American
Age 48                                               Express Financial Advisors from 2000 to 2001;
                                                     Vice President, Variable Assets, American
                                                     Express Financial Advisors from 1996 to 2000
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
James E. Nelson              Secretary since 2003    Vice President, Securities Law, Thrivent
625 Fourth Avenue South                              Financial since 2001;  Counsel and head of
Minneapolis, MN                                      Insurance Practice Group, Law Division of ING
Age 44                                               ReliaStar (formerly ReliaStar Financial Corp.)
                                                     from 1998 to 2001
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Randall L. Boushek           Treasurer since 2004    Chief Financial Officer, Thrivent Financial
625 Fourth Avenue South
Minneapolis, MN
Age 47
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Katie S. Kloster             Vice President and      Vice President and Rule 38a-1  Chief
625 Fourth Avenue South      Chief Compliance        Compliance Officer,since 2004; previously
Minneapolis, MN              Officer  since 2004     Vice President and Comptroller of Thrivent
Age 39                                               Financial.
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Russell W. Swansen           Vice President since    Chief Investment Officer,  Thrivent
625 Fourth Avenue South      2004                    Financial,  since 2004; Managing Director,
Minneapolis, MN                                      Colonade Advisors, LLC, from 2001 to 2003,
Age 47                                               President and Chief Investment Officer of PPM
                                                     American from 1999 to 2000
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Nikki L. Sorum               Vice President since    Senior Vice President, Business Development,
625 Fourth Avenue South      2004                    Thrivent Financial]
Minneapolis, MN
Age 43
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Frederick P. Johnson         Vice President since    Vice President, Investment Operations,
625 Fourth Avenue South      2003                    Thrivent Financial
Minneapolis, MN
Age 42
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Marnie L. Loomans-Thuecks    Vice President since    Vice President, Customer Interaction
4321 North Ballard Road      2004                    Department, Thrivent Financial
Appleton, WI
Age 41
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Thomas R Mischka             Vice President and      Vice President of Divisional Support Services,
4321 North Ballard Road      Anti-Money Laundering   Thrivent Financial
Appleton, WI                 Officer since 2003
Age  45
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Sandra A. Diedrick           Assistant Vice          Director,  of Interaction Center, Thrivent
4321 North Ballard Road      President and           Financial
Appleton, WI                 Assistant Secretary
Age 44                       since 2004
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Kenneth L. Kirchner          Assistant Vice          Director, Transfer Agency Operations, Thrivent
4321 North Ballard Road      President and           Financial
Appleton,  WI                Assistant Secretary
Age 38                       since 2004
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
David R. Spangler            Assistant Vice          Director, of Investment Product Management,
625 Fourth Avenue South      President since 2004    Thrivent Financial  since 2002;  Vice
Minneapolis, MN                                      President- Product Development, Wells Fargo
Age 37                                               Bank-Funds Management Group, from 2000 to
                                                     2002;  Analyst, MCSI, Inc., 2000;  Vice
                                                     President-Product Development, US Bank-First
                                                     American Funds, 1997 to 2000
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
John C. Bjork                Assistant Secretary     Senior Counsel, Thrivent Financial
625 Fourth Avenue South      since 2003
Minneapolis, MN
Age 51
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Marlene J. Nogle             Assistant Secretary     Senior Counsel, Thrivent Financial
625 Fourth Avenue South      since 2003
Minneapolis, MN
Age 57
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Todd J. Kelly                Assistant Treasurer     Director,  Fund Accounting Operations,
4321 North Ballard Road      since 1999              Thrivent Financial
Appleton, WI
Age 35
---------------------------- ----------------------- ------------------------------------------------
---------------------------- ----------------------- ------------------------------------------------
Gerard V. Vaillancourt       Assistant Treasurer     Director, Fund Accounting Administration,
625 Fourth Avenue South      since 2002              Thrivent Financial  since 2002;
Minneapolis, MN                                      Manager-Portfolio Compliance, Lutheran
Age 37                                               Brotherhood from 2001 to 2002; Manager-Fund
                                                     Accounting, Minnesota Life from 2000 to 2001;
                                                     Supervisor-Securities Accounting, Lutheran
                                                     Brotherhood from 1998 to 2000
---------------------------- ----------------------- ------------------------------------------------

----------------------------------------------------------------------------------------------
(1)"Interested  person"  of the Trust as  defined  in the  Investment  Company  Act of 1940 by virtue of positions  with Thrivent  Financial.  Ms. Moret is  considered an interested  person because of her principal occupation with Thrivent Financial.
(2)Each  Trustee  serves an  indefinite  term until her or his  successor  is duly elected and qualified.  The bylaws of the Trust  provide  that each  Trustee must retire at the end of the year in which the  Trustee  attains  age 70.  Officers  serve at the  discretion  of the board until their successors are duly appointed and qualified.
(3)The  Trustees  other  than Ms.  Moret  are not  "interested  persons"  of the Trust and are referred to as "Independent Trustees."

Committees of the Board of Trustees
------------------- -------------------------- ------------------------------------ ---------------------
                                                                                    Meetings Held
                                                                                    During Last Fiscal
Committee           Members/1/                 Function                             Year
------------------- -------------------------- ------------------------------------ ---------------------
------------------- -------------------------- ------------------------------------ ---------------------

Audit and           F. Gregory Campbell        The 1940 Act requires that the       4
Compliance          Herbert F. Eggerding, Jr.  Trusts' independent auditors be
                    Noel K. Estenson           selected by a majority of those
                    Richard L. Gady            Trustees who are not "interested
                    Richard A. Hauser          persons" (as defined in the 1940
                    Connie M. Levi             Act) of the Trust.  The Audit
                    Edward W. Smeds            Committee is responsible for
                                               recommending the engagement or
                                               retention of the Trust's
                                               independent accountants, reviewing
                                               with the independent accountants
                                               the plan and the results of the
                                               auditing engagement, approving
                                               professional services provided by
                                               the independent accountants prior
                                               to the performance of such
                                               services, considering the range of
                                               audit and non-audit fees,
                                               reviewing the independence of the
                                               independent accountants, reviewing
                                               the scope and results of
                                               procedures of internal auditing
                                               and reviewing the system of
                                               internal accounting control.
------------------- -------------------------- ------------------------------------ ---------------------
------------------- -------------------------- ------------------------------------ ---------------------

Contracts           F. Gregory Campbell        The function of the Contracts        4
                    Herbert F. Eggerding, Jr.  Committee is to assist the Board
                    Noel K. Estenson           of Trustees in fulfilling its
                    Richard L. Gady            duties with respect to the review
                    Richard A. Hauser          and approval of contracts between
                    Connie M. Levi             the Trust and other entities,
                    Edward W. Smeds            including entering into new
                                               contracts and the renewal of
                                               existing contracts.  The Contracts
                                               Committee considers investment
                                               advisory, distribution, transfer
                                               agency, administrative service and
                                               custodial contracts, and such
                                               other contracts as the Board of
                                               Trustees deems necessary or
                                               appropriate for the continuation
                                               of operations of each Fund.
------------------- -------------------------- ------------------------------------ ---------------------
------------------- -------------------------- ------------------------------------ ---------------------

Governance          F. Gregory Campbell        The Governance Committee assists     5
                    Herbert F. Eggerding, Jr.  the Board of Trustees in
                    Noel K. Estenson           fulfilling its duties with respect
                    Richard L. Gady            to the governance of the Trust,
                    Richard A. Hauser          including recommendations
                    Connie M. Levi             regarding evaluation of the Board
                    Edward W. Smeds            of Trustees, compensation of the
                                               Trustees and composition of the
                                               committees and the Board's
                                               membership.  The Governance
                                               Committee makes recommendations
                                               regarding nominations for Trustees
                                               and will consider nominees
                                               suggested by shareholders sent to
                                               the attention of the President of
                                               the Trust.
------------------- -------------------------- ------------------------------------ ---------------------

/1/ The Independent Trustees serve as members of each Committee.

Beneficial Interest in the Fund by Trustees

The following tables provide  information as of December 31, 2003,  regarding the dollar range of  beneficial  ownership  by each Trustee of the Fund.  In addition,  the amount shown in the last column  reflects  the  aggregate  amount of each  Trustee's  beneficial  ownership in all registered  investment  companies  within the investment  company complex that are overseen by the Trustee.

Interested Trustee
--------------------- ------------------------------------------------------- -------------------
                                                                               Aggregate Dollar
                                                                                   Range of
                                                                                  Beneficial
                                                                               Ownership in All
                                                                                  Registered
                                                                                  Investment
                                                                                  Companies
                                                                               Overseen by the
                                                                                Trustee in the
Name of Trustee       Dollar Range of Beneficial Ownership in the Fund            Investment
                                                                               Company Complex
--------------------- ------------------------------------------------------- -------------------
--------------------- ------------------------------------------------------- -------------------
Pamela J. Moret       None                                                       Over $100,000
--------------------- ------------------------------------------------------ -------------------

Independent Trustees
--------------------- ------------------------------------------------------- -------------------
                                                                               Aggregate Dollar
                                                                                   Range of
                                                                                  Beneficial
                                                                               Ownership in All
                                                                                  Registered
                                                                                  Investment
                                                                                  Companies
                                                                               Overseen by the
                                                                                Trustee in the
Name of Trustee       Dollar Range of Beneficial Ownership in the Fund            Investment
                                                                               Company Complex
--------------------- ------------------------------------------------------- -------------------
--------------------- ------------------------------------------------------ -------------------
F. Gregory Campbell   None
                                                                             Over $100,000
--------------------- ------------------------------------------------------ -------------------
--------------------- ------------------------------------------------------ -------------------
Herbert F.            None
Eggerding, Jr.                                                               Over $100,000
--------------------- ------------------------------------------------------ -------------------
--------------------- ------------------------------------------------------ -------------------
Noel K. Estenson      None
                                                                             Over $100,000
--------------------- ------------------------------------------------------ -------------------
--------------------- ------------------------------------------------------ -------------------
Richard L. Gady       None
                                                                             Over $100,000
--------------------- ------------------------------------------------------ -------------------
--------------------- ------------------------------------------------------ -------------------
Richard A. Hauser     None
                                                                             Over $100,000
--------------------- ------------------------------------------------------ -------------------
--------------------- ------------------------------------------------------ -------------------
Connie M. Levi        None
                                                                             $50,001-$100,000
--------------------- ------------------------------------------------------ -------------------
--------------------- ------------------------------------------------------ -------------------
Edward W. Smeds       None
                                                                             Over $100,000
--------------------- ------------------------------------------------------ -------------------

Compensation of Trustees

The Trust makes no payments  to any of its  officers  for  services  performed  for the Trust.
The  Independent  Trustees are paid an annual  compensation  of $80,000 to attend  meetings of the Board of Trustees of the Trust,  the Board of  Trustees of Thrivent  Financial  Securities
Lending  Trust,  and the Board of  Directors of Thrivent  Series  Fund,  Inc. The Chairman and
the "lead"  Trustee are  compensated  an additional  $10,000 per year for each such  position.
Independent  Trustees are  reimbursed  by the Trust for any expenses  they may incur by reason of  attending  Board  meetings  or in  connection  with  other  services  they may  perform in connection  with their  duties as Trustees of the Trust.  The  Trustees  receive no pension or retirement benefits in connection with their service to the Fund.

The following table provides the amounts of compensation paid to the Trustees either directly or in the form of payments made into a deferred compensation plan for the fiscal year ended April 30, 2004:

----------------------- --------------------- --------------------
                                              Total Compensation
                             Aggregate         Paid by Fund and
Name,                    Compensation from      the Investment
Position                       Trust            Company Complex
----------------------- --------------------- --------------------
----------------------- --------------------- --------------------
Pamela J. Moret/1/
Trustee                          $0                   $0
----------------------- --------------------- --------------------
----------------------- --------------------- --------------------
F. Gregory Campbell
Trustee                       $49,100               $65,000
----------------------- --------------------- --------------------
----------------------- --------------------- --------------------
Herbert F. Eggerding,
Jr.                           $24,500               $67,500
Lead Trustee
----------------------- --------------------- --------------------
----------------------- --------------------- --------------------
Noel K. Estenson/2/
Trustee                          $0                 $65,000
----------------------- --------------------- --------------------
----------------------- --------------------- --------------------
Richard L. Gady/2/
Trustee                       $49,100               $65,000
----------------------- --------------------- --------------------
----------------------- --------------------- --------------------
Connie M. Levi
Trustee                          $0                 $65,000
----------------------- --------------------- --------------------
----------------------- --------------------- --------------------
Edward W. Smeds/2/
Chairman and Trustee          $50,988               $67,500
----------------------- --------------------- --------------------

/1/ "Interested person" of the Fund as defined in the Investment Company Act of
 1940.
/2/ The Trust has adopted a deferred compensation  plan for the  benefit of the disinterested  Trustees of the Trust who wish to defer  receipt of a percentage of eligible  compensation which they otherwise are entitled to receive from the
Trust.  Compensation  deferred  is  invested  in  Thrivent  Mutual  Funds,  the allocation of which is determined by the  individual  Trustee.  As of April 30,
2004,  the total amount of deferred  compensation  payable to Mr.  Estenson was
$39,717,  the total  amount of  deferred  compensation  payable to Mr. Gady was
$176,812,  and the total amount of deferred  compensation  payable to Mr. Smeds was $229,419.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of October 31, 2004, the Trust's officers and Trustees owned less than 1% of the shares of any class of the Fund, and no account holders held in excess of 5% of the Fund's shares.

INVESTMENT ADVISORY SERVICES

Investment Adviser
The Fund's investment  adviser,  Thrivent  Investment  Management Inc.  ("Thrivent  Investment
Mgt.") , was organized as a Delaware  corporation on July 29, 1986.  Thrivent  Investment Mgt.
is a  wholly-owned  subsidiary of Thrivent  Financial  Holdings,  Inc.,  which,  in turn, is a wholly-owned  subsidiary of Thrivent  Financial,  a fraternal  benefit  society.  The officers and  directors of Thrivent  Investment  Mgt. who are  affiliated  with the Trust are set forth below under "Investment Advisory  Services-Affiliated  Persons".  Investment decisions for the
Fund are made by Thrivent  Investment Mgt.,  subject to the overall  direction of the Board of
Trustees.  Thrivent  Investment Mgt. also provides  investment research and supervision of the
Fund's   investments  and  conducts  a  continuous   program  of  investment   evaluation  and
appropriate disposition and reinvestment of its assets.

Affiliated Persons
The following directors and officers of Thrivent Investment Mgt., the Fund's investment adviser, are affiliated with the Trust:

--------------------------------- ------------------------------- -------------------------------
                                                                  Position with Thrivent
Affiliated Person                 Position with Fund              Investment Mgt.
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Pamela J. Moret                   President                       Senior Vice President
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
                                                                  Senior Vice President and
Russell W. Swansen                Vice President                  Chief Investment Officer
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Randall L. Boushek                Treasurer                       Senior Vice President
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
James E. Nelson                   Secretary                       Vice President and Assistant
                                                                  Secretary
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Niki L. Sorum                     Vice President                  Vice President
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Frederick P. Johnson              Vice President                  Vice President
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Marnie Loomans-Theucks            Vice President                  Vice President
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Thomas R. Mischka                 Vice President and Anti-Money   Vice President
                                  Laundering Officer
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Katie S. Kloster                  Vice President and Chief        Vice President and Rule
                                  Compliance Officer              206(4)-7 Chief Compliance
                                                                  Officer and Chief Financial
                                                                  Officer
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
John C. Bjork                     Assistant Secretary             Assistant Secretary
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Marlene J. Nogle                  Assistant Secretary             Assistant Secretary
--------------------------------- ------------------------------- -------------------------------

The Advisory and Subadvisory Agreements
The  advisory  agreement   provides  that  Thrivent   Investment  Mgt.  will  provide  overall
investment  supervision of the assets of each Fund.  Thrivent  Investment  Mgt.  furnishes and pays for all office space and  facilities,  equipment  and clerical  personnel  necessary  for carrying out the  adviser's  duties under the  advisory  agreement.  The adviser also pays all compensation  of  Trustees,  officers  and  employees  of the  Trust  who  are  the  adviser's affiliated  persons.  All costs and expenses not  expressly  assumed by the adviser  under the advisory  agreement  are paid by the Fund,  including,  but not limited to: (a)  interest  and taxes; (b) brokerage  commissions;  (c) insurance  premiums;  (d) compensation and expenses of the  Fund's  Trustees  other  than  those  affiliated  with the  adviser;  (e) legal and audit expenses;  (f) fees and expenses of the Trust's  custodian  and transfer  agent;  (g) expenses incident to the issuance of the Trust's shares,  including stock  certificates and issuance of shares on the payment of, or reinvestment  of,  dividends;  (h) fees and expenses  incident to the  registration  under  Federal or state  securities  laws of the Trust or its  shares;  (i)
expenses of  preparing,  printing  and mailing  reports and notices and proxy  material to the
Trust's  shareholders;  (j) all other expenses  incidental to holding  meetings of the Trust's shareholders;  (k)  dues  or  assessments  of  or  contributions  to  the  Investment  Company
Institute or its successor, or other industry  organizations;  (l) such non-recurring expenses as may arise,  including  litigation  affecting the Trust and the legal  obligations  that the
Trust may have to  indemnify  its officers and  Trustees  with  respect  thereto;  and (m) all expenses  that the Trust agrees to bear in any  distribution  agreement or in any plan adopted by the Trust pursuant to Rule 12b-1 under the Act.

The  advisory  agreement  will  continue  in  effect  from  year to year  only so long as such continuances  are specifically  approved at least annually by the Board of Trustees.  The vote for approval  must  include the approval of a majority of the Trustees who are not  interested persons  (as  defined  in the Act).  The  advisory  agreement  terminates  automatically  upon assignment.  The advisory  agreement  is also  terminable  at any time without  penalty by the
Board  of  Trustees  or by  vote  of the  holders  of a  majority  of the  outstanding  voting securities  of the Trust.  With respect to a  particular  Fund,  the  advisory or  subadvisory agreement,  if any,  is  terminable  at any time by the Board of  Trustees or by the vote of a majority of the  outstanding  shares of such Fund.  The adviser may terminate the agreement on
60 days written notice to the Trust.

On August 25, 2004, the Board of Trustees of the Fund (the "Board"), including the Trustees who are not "interested persons" of Thrivent Financial or the Fund ("Independent Trustees"),
unanimously voted to approve the current investment advisory agreement between the Fund and
Thrivent Investment Mgt.   In connection with its consideration of the current advisory agreement, the Board reviewed the current staff of the investment operations and their qualifications, the reasonableness of the advisory fee and the fact that it is being waived,  the extent of the profits derived by the adviser, the total operating expenses of the Fund, and the performance of the Fund.  After reviewing all of these factors, the Board unanimously approved the continuation of the current investment advisory agreement.

Advisory Fees
The Fund pays the adviser an  investment  advisory  fee computed  separately  and paid monthly for the Fund.  The Fund pays an  advisory  fee of 0.50 of 1% of the Fund's  average  daily net assets.  Since 1995,  however,  the adviser  has not charged the Fund an  investment  advisory fee.  The adviser is also  reimbursing  the Fund's  expenses in excess of 1.00%.  Although the
Fund does not have any  intention to do so, they may  discontinue  or modify these  waivers or reimbursements at any time.

The Fund has paid the following advisory fees to the adviser for the last three fiscal years:

                                    Thrivent U.S. Government Zero
Periods Ended April 30               Coupon Target Fund Series 2006
               2002                                     0
               2003                                     0
               2004                                     0

Code of Ethics
The Trust and Thrivent Investment Mgt., have each adopted a code of ethics pursuant to the requirements of the 1940 Act.  Under the Codes of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors.  Transactions in securities that may be held by the Fund are permitted, subject to compliance with applicable provisions of the Code.
Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

Proxy Voting Policies

The Trust has  adopted the proxy  voting  policies of Thrivent  Financial  for  Lutherans  and
Thrivent Investment Management, Inc.  Those policies are included in Appendix A.

UNDERWRITING AND DISTRIBUTION SERVICES
The Fund's  principal  underwriter and  distributor,  Thrivent  Investment Mgt., is a Delaware
corporation   organized  in  1986.  Thrivent  Investment  Mgt.  is  an  indirect  wholly-owned subsidiary  of Thrivent  Financial  for  Lutherans  and is located at 625 Fourth Avenue South,
Minneapolis,  Minnesota 55415. The officers and directors of Thrivent  Investment Mgt. who are affiliated  with the  Trust  are set  forth  under  "Investment  Advisory  Services-Affiliated
Persons".  Under an  amended  Distribution  Contract  dated June 15,  1997 (the  "Distribution
Contract"),  Thrivent  Investment  Mgt.  is  granted  the right to sell  Class A,  Class B and
Institutional  Class  shares of the Funds as agent for the Trust.  Shares of the Fund have not been  offered  since  1993,  and no  underwriting  commissions  have  been  paid  to  Thrivent
Investment Mgt. since that time.

The  Distribution  Contract  was  initially  approved  by the Board of  Trustees  including  a majority of the  Independent  Trustees,  on June 15,  1997,  and will  continue in effect from year to year so long as its  continuance  is  approved  at  least  annually  by the  Board  of
Trustees, including the Independent Trustees.

OTHER SERVICES

Custodian
The custodian for the Fund is State Street Bank and Trust Company, 225 Franklin Street,
Boston, Massachusetts 02110. The custodian is responsible for holding the Fund's assets.

Transfer Agent
Thrivent  Financial  Investor Services Inc.  ("Thrivent  Financial  Investor  Services"),  625
Fourth  Avenue  South,  Minneapolis,   Minnesota  55415,  provides  transfer  agency  services
necessary to the Fund.

Accounting Services Agreement
Pursuant to an Administrative  Services Agreement  (Agreement)  between the Trust and Thrivent
Financial,  effective  January 1, 1999,  Thrivent  Financial  provides certain  accounting and pricing  services to the Fund.  These services  include  calculating the daily net asset value per class  share;  maintaining  original  entry  documents  and books of  record  and  general ledgers;  posting cash receipts and disbursements;  reconciling bank account balances monthly;
recording  purchases and sales based on subadviser  communications ; and preparing monthly and annual  summaries to assist in the  preparation  of financial  statements  of, and  regulatory reports for the Fund.  The  agreement  continues  in effect  from year to year,  as long as it is  approved  at least  annually  by the  Board of  Trustees  or by a vote of the  outstanding voting  securities of the Fund. In either case,  the agreement  must also be approved at least annually by a majority of the  Trustees  who are not parties to the  agreement  or  interested persons of any such party.  The  agreement  terminates  automatically  if either party assigns the  agreement.  The agreement  also  terminates  without  penalty by either party on 60-days'
notice. The agreement provides that neither Thrivent  Financial,  nor its personnel,  shall be liable for any error of judgment  or mistake of law or for any loss  arising out of any act or omission in the execution and the discharge of its  obligations  under the  agreement,  except for willful  misfeasance,  bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreement.

The principal reason for having Thrivent Financial provide these services is cost. Thrivent
Financial has agreed to provide these services at rates that would not exceed the rates charged by unaffiliated vendors for similar services. The payments for the past three fiscal years are shown below.

April 30, 2002                      $1,011
April 30, 2003                      $859
April 30, 2004                      $1,073

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin
53202, serves as the Trust's independent registered public accounting firm, providing professional services including audits of the Fund's annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and review of the annual income tax returns filed on behalf of the Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions
The  adviser  directs  the  placement  or  orders  for the  purchase  and  sale of the  Fund's portfolio  securities.  Generally,  the  adviser  places  purchases  and  sales  of  portfolio securities  with primary  market makers  (dealers) for these  securities on a net  (principal)
basis, without paying any brokerage  commissions.  Trading does, however,  involve transaction costs.  Transactions  with dealers serving as primary market makers reflect the spread between the bid and asked prices.  Purchases of portfolio  securities  from the dealers of zero coupon securities,  in  particular,  may include a mark-up which may be included in a spread  between the bid and asked price.  Purchases of  underwritten  issues may be made which will include an underwriting fee paid to the underwriter.

Commissions
Because the Fund invests in U.S. government  securities,  which generally trade on a principal basis  through a dealer rather than on a commission  basis  through a broker,  the Target Fund has not paid any commissions for the past three years.

Brokerage Selection
In  placing  portfolio  transactions,  the  adviser  seeks the best  combination  of price and execution.  In determining  which dealers provide best execution,  the adviser looks primarily to the price quoted.  The adviser  normally places orders with the dealer through which it can obtain the most  favorable  price.  The adviser will  normally  purchase  securities  in their primary  markets.  In assessing  the best net price and  execution  available  to a Fund,  the adviser will consider all factors it deems relevant. These factors include:

1.      the breadth of the market in the security;
2.      the price of the security;
3.      the financial condition and execution capability of the dealer; and
4.      the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

Although it is expected that sales of shares of the Fund will be made only by the distributor, the adviser may in the future consider the willingness of particular dealers to sell shares of the Fund as a factor in the selection of dealers for the Fund's portfolio transactions, subject to the overall best price and execution standard.

Assuming  equal  execution  capabilities,  the adviser may take into account  other factors in selecting  brokers or dealers to execute  particular  transactions  and in evaluating the best net  price  and  execution  available.  The  Adviser  may  consider  "brokerage  and  research services"  (as those  terms are defined in Section  28(e) of the  Securities  Exchange  Act of
1934),  statistical quotations,  specifically the quotations necessary to determine the Fund's net  asset  values,  and  other  information  provided  to the  Fund,  to the  adviser  or its affiliates.  The  adviser  may also cause the Fund to pay to a broker or dealer  who  provides such brokerage or research  services a commission for executing a portfolio  transaction  that is in excess of the amount of  commission  another  broker or dealer  would have  charged  for effecting that  transaction.  The adviser must determine,  in good faith,  however,  that such commission  was  reasonable in relation to the value of the  brokerage  and research  services provided,  viewed  in terms of that  particular  transaction  or in terms of all the  accounts over which the adviser  exercises  investment  discretion.  It is possible that certain of the services  received by the adviser  attributable to a particular  transaction  will benefit one or more other accounts for which investment discretion is exercised by the adviser.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

Net Asset Value
The Fund  offers  its  shares to the  public  through  its  distributor,  Thrivent  Investment
Management  Inc. You can contact your Thrivent  Financial  representative  for  information or call  Thrivent  Mutual  Funds  directly  at  800-847-4836.  When  the  Fund  was  open for new investments,  the Fund sold its shares at the public  offering  price (POP).  The POP is based on a Fund's net asset value (NAV) per share plus a sales charge (load):

        NAV + Sales charge = Public Offering Price.

The Fund determines the POP of a share by dividing its net asset value by 100% minus the sales charge percentage:

        NAV/(100%- Sales charge %) = Public Offering Price.

For example, if the Fund's NAV is $10 per share and the maximum sales charge is 4.75%, the
POP would equal $10.49 per share.

The Fund  calculates  the net asset  value of its shares  once daily on days when the New York
Stock Exchange is open for business.  The NYSE  regularly  closes on Saturdays and Sundays and on New  Years'  Day,  the third  Monday in  February,  Good  Friday,  the last  Monday in May,
Independence Day, Labor Day,  Thanksgiving,  and Christmas.  If one of these holidays falls on a Saturday or Sunday,  the exchange  will be closed on the  preceding  Friday or the following
Monday,  respectively.  The Fund waits  until  after the close of the NYSE (3:00 p.m.  Central
Time) before calculating the value of their shares.

Net  asset  value is  determined  by  dividing  the total  assets  of the  Fund,  less all its liabilities, by the total number of outstanding shares of the Fund:

           NAV = (Assets - Liabilities) / No. Shares

          Where:

          Assets              = Cash + Current Value of Securities in the Fund
          No. Shares          = Number of Shares Outstanding for the Fund
          NAV                 = Net Asset Value per Share for the Fund

The Fund  determines  the value of  securities  in its  portfolio  through  the use of pricing services  approved by the Trustees.  The pricing services utilize  information with respect to bond and note transactions,  quotations from bond dealers,  market  transactions in comparable securities  and various  relationships  between  securities.  Money  market  instruments  with remaining  maturities  of 60 days or less are valued by the amortized  cost method,  which the
Trustees  believe  approximates  fair  value.  Because  of the  large  number  of zero  coupon securities  available,  many  may  not  trade  each  day;  therefore,  bid  and  asked  prices frequently  are not  available.  In  valuing  such  securities,  then,  the  pricing  services generally take into account  institutional  size,  trading in similar groups of securities and any  developments  related to specific  securities.  Other securities and assets are valued in good  faith at fair  value  using  methods  (including  pricing  services)  determined  by the
Trustees and applied on a consistent  basis.  The Trustees  review the valuation of the Fund's portfolio securities through receipt of regular reports from the Adviser.

Generally,  trading  in U.S.  government  securities  and other  fixed  income  securities  is substantially  completed  each day at various times prior to the close of the NYSE. The values of such  securities  used in determining the net asset value of the Fund's shares are computed as of such  times.  Occasionally,  events  affecting  the value of such  securities  may occur between  such  times and the close of the NYSE,  which  events  will not be  reflected  in the computation  of a Fund's net asset  value.  If events  materially  affecting  the value of the
Trust's  securities occur during such a period,  then these securities will be valued at their fair value as determined in good faith by the Trustees.

The difference  between the POP and the NAV (net amount  invested in the Funds) is paid to the distributor,  Thrivent  Investment  Management  Inc., the principal  underwriter  for Thrivent
Mutual Funds.

To provide an additional benefit to those who work for the Fund, the Trustees, directors and employees of the Fund and the adviser, as well as persons licensed to receive commissions for sales of Thrivent Mutual Funds, may not pay a sales charge on their purchases or on the purchases made by family members residing with them. Also, to promote Lutheranism, the Fund reduces the sales charges on shares sold to Lutheran congregations and charitable organizations.

The Fund intends to pay all  redemptions  in cash and is obligated to redeem  shares solely in cash up to the lesser of  $250,000  or one  percent  of the net assets of the Fund  during any
90-day period for any one  shareholder.  However,  redemptions  in excess of such limit may be paid wholly or partly by a  distribution  in kind of securities.  If redemptions  were made in kind, the redeeming  shareholders  will likely incur  brokerage fees in selling the securities received in the  redemptions.  Additionally,  until the securities  received are sold there is the risk they could lose value.

The Fund reserves the right to suspend or postpone redemptions during any period when:

1.  trading on the NYSE is restricted, as determined by the Securities and Exchange
    Commission, or that exchange is closed for other than customary weekend and holiday closings;

2.  the Securities and Exchange Commission has by order permitted such suspension; or

3.  an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

TAXATION OF THE FUND
The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code).

A  regulated  investment  company  qualifying  under  Subchapter  M of the Code is required to distribute to its  shareholders  at least 90 percent of its investment  company taxable income
(including  net  short-term  capital  gains) and is not  subject to federal  income tax to the extent that it  distributes  annually its investment  company  taxable income and net realized capital gains in the manner required under the Code.

The Fund is subject to a 4%  nondeductible  excise tax on amounts  required to be distributed, but not actually  distributed  under a prescribed  formula.  The formula  requires the Fund to distribute  to  shareholders  during a  calendar  year an amount  equal to at least 98% of the
Fund's  ordinary income for the calendar year, at least 98% of the excess of its capital gains over  capital  losses  (adjusted  for  certain  ordinary  losses  as  prescribed  in the Code)
realized  during the  one-year  period  ending  October 31 during such year,  and all ordinary income and capital gains for prior years that were not previously distributed.

Investment  company  taxable income includes  dividends,  interest  (including  original issue discount  amortization)  and net short-term  capital gains in excess of net long-term  capital losses,  less  expenses.  Net realized  capital gains of a Fund for a fiscal year are computed by taking into  account any capital loss carry  forward of such Fund to the extent  allowed by the Internal Revenue Code.

If any net  realized  long-term  capital  gains in excess of net realized  short-term  capital losses are not  distributed by the Fund for  reinvestment,  requiring  federal income taxes to be paid thereon by the Fund,  the Fund intends to elect to treat such capital  gains as having been distributed to  shareholders.  As a result,  shareholders  will report such capital gains as long-term  capital  gains,  will be able to claim their share of federal  income taxes paid by the Fund on such gains as a credit  against  their own federal  income tax  liability,  and will be  entitled  to  increase  the  adjusted  tax basis of their  shares  by the  difference between their pro rata share of such gains and their tax credit.

Distributions  of investment  company  taxable income are taxable to  shareholders as ordinary income.  Under the federal  income tax law, a portion of the  difference  between the purchase price and the face  amount of zero  coupon  securities  ("original  issue  discount")  will be treated as income to any Fund holding  securities  with  original  issue  discount  each year, although no current  payments will be received by such Fund with respect to such income.  This original issue discount  amortization will comprise a part of that investment  company taxable income  of such Fund  that  must be  distributed  to  shareholders  in order to  maintain  its qualification  as a regulated  investment  company and to avoid federal income tax at the Fund level.  Taxable  shareholders  of such a Fund will be subject  to income tax on such  original issue  discount  amortization,  whether or not they elect to receive  their  distributions  in cash.  In the  event  that a Fund  acquires  a debt  instrument  at a market  discount,  it is possible that a portion of any gain  recognized on the  disposition of such  instrument may be treated as ordinary income.

Since the Fund  invests  primarily  in zero coupon  securities  upon which it will not receive cash  payments  of  interest,  to the  extent  shareholders  of the Fund  elect to take  their distributions  in cash,  the Fund may have to generate the required cash from interest  earned on non-zero coupon  securities from the disposition of such  securities,  or possibly from the disposition of some of their zero coupon securities.

Distributions  of the excess of net long-term  capital gain over net  short-term  capital loss are taxable to  shareholders as long-term  capital gain,  regardless of the length of time the shares  have been held by such  shareholders.  Such  distributions  are not  eligible  for the dividends-received  deduction.  Any loss  realized  upon the  redemption of shares held at the time of redemption  for six months or less will be treated as a long-term  capital loss to the extent of any  amounts  treated  as  distributions  of  long-term  capital  gain  during  such six-month period.

Distributions  of investment  company  taxable  income and net realized  capital gains will be taxable whether received in shares or in cash.

The  foregoing is only a summary of certain tax  considerations  generally  affecting the Fund and its  shareholders.  Investors  are urged to  consult  their  tax  advisors  with  specific reference to their own tax situations, including state and local tax liability.

FINANCIAL STATEMENTS
The Report of Independent Registered Public Accounting Firm and financial statements in the
Annual Report of the Fund for the fiscal year ended April 30, 2004, is a separate report furnished with this SAI and is incorporated herein by reference.

APPENDIX A

                             THRIVENT FINANCIAL FOR LUTHERANS and
                             THRIVENT INVESTMENT MANAGEMENT INC.
                          PROXY VOTING PROCESS AND POLICIES SUMMARY

>>      RESPONSIBILITY TO VOTE PROXIES

        Overview.  Thrivent  Financial for Lutherans and Thrivent  Investment  Management Inc.
("Thrivent  Financial")  recognize and adhere to the principle  that one of the  privileges of owning  stock in a company is the right to vote in the  election  of the  company's  directors and on matters affecting  certain important aspects of the company's  structure and operations
that  are  submitted  to  shareholder  vote.  As  an  investment   adviser  with  a  fiduciary
responsibility  to its clients,  Thrivent  Financial  analyzes the proxy statements of issuers whose stock is owned by the  investment  companies  which it sponsors and serves as investment adviser  ("Thrivent  Funds") and by  institutional  accounts who have  requested that Thrivent
Financial be involved in the proxy process.

        Thrivent  Financial has adopted Proxy Voting  Policies and  Procedures  ("Policies and
Procedures")  for the purpose of  establishing  formal  policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

        Fiduciary  Considerations.  It is the policy of Thrivent Financial that decisions with respect to proxy  issues will be made in light of the  anticipated  impact of the issue on the desirability  of  investing in the  portfolio  company  from the  viewpoint of the  particular client or Thrivent  Fund.  Proxies are voted solely in the  interests of the client,  Thrivent
Fund  shareholders  or, where employee  benefit plan assets are involved,  in the interests of plan  participants  and  beneficiaries.  Our  intent has always  been to vote  proxies,  where
possible   to  do  so,  in  a  manner   consistent   with  our   fiduciary   obligations   and
responsibilities.  Logistics  involved  may make it  impossible  at times,  and at other times disadvantageous, to vote proxies in every instance.

    Consideration  Given  Management  Recommendations.  One of the  primary  factors  Thrivent
Financial  considers when  determining the  desirability of investing in a particular  company is the quality and depth of its  management.  The Policies and Procedures  were developed with the  recognition  that a company's  management is entrusted with the day-to-day  operations of the  company,  as well as its  long-term  direction  and  strategic  planning,  subject to the oversight of the  company's  board of  directors.  Accordingly,  Thrivent  Financial  believes that the  recommendation  of management  on most issues should be given weight in  determining how proxy issues  should be voted.  However,  the position of the  company's  management  will not be supported  in any  situation  where it is found to be not in the best  interests of the client,  and the portfolio  manager may always elect to vote contrary to management when he or she believes a  particular  proxy  proposal  may  adversely  affect the  investment  merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

        Portfolio   Compliance  and  Valuation  Committee.   Thrivent  Financial's   Portfolio
Compliance and Valuation  Committee  ("Compliance  Committee") is responsible for establishing positions  with  respect to  corporate  governance  and other proxy  issues,  including  those
involving  social   responsibility   issues.   While  the  Compliance  Committee  sets  voting
guidelines and serves as a resource for Thrivent Financial portfolio  management,  it does not have proxy voting  authority  for any Thrivent Fund or  institutional  account.  Rather,  this responsibility is held by Thrivent Financial portfolio management and investment operations.

        Investment  Operations.  The Investment Operations Staff ("Investment  Operations") is
responsible  for  administering  the proxy  voting  process as set forth in the  Policies  and
Procedures,  and for ensuring that all meeting notices are reviewed and important  non-routine proxy matters are communicated to the portfolio managers for consideration.

>>      HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

        In order to  facilitate  the proxy voting  process,  Thrivent  Financial  has retained
Institutional  Shareholder  Services  ("ISS") as an expert in the proxy  voting and  corporate governance  area.  ISS  specializes in providing a variety of  fiduciary-level  proxy advisory
and  voting  services.  These  services  include  in-depth  research,   analysis,  and  voting
recommendations as well as vote execution,  reporting,  auditing and consulting assistance for the handling of proxy voting responsibility and corporate  governance-related  efforts.  While
the  Compliance   Committee  relies  upon  ISS  research  in  helping  to  establish  Thrivent
Financial's proxy voting guidelines,  Thrivent Financial may deviate from ISS  recommendations on general policy issues or specific proxy proposals.

                                     Meeting Notification

        Thrivent  Financial  utilizes  ISS'  voting  agent  services  to notify us of upcoming shareholder  meetings for portfolio  companies  held in client  accounts and to transmit votes to the various custodian banks of our clients.  ISS tracks and reconciles  Thrivent  Financial holdings  against  incoming  proxy  ballots.  If ballots do not arrive on time,  ISS  procures them from the  appropriate  custodian  or proxy  distribution  agent.  Meeting and record date
information  is  updated  daily,   and   transmitted  to  Thrivent   Financial   through  both
ProxyMaster.com  and  VoteX,  ISS  web-based   applications.   ISS  is  also  responsible  for
maintaining  copies of all proxy  statements  received by issuers and to promptly provide such materials to Thrivent Financial upon request.

Vote Determination

        ISS provides comprehensive  summaries of proxy proposals,  publications discussing key proxy voting issues,  and specific vote  recommendations  regarding  portfolio company proxies to assist in the proxy  research  process.  Upon request,  portfolio  managers may receive any or all of  the  above-mentioned  research  materials  to  assist  in  the  vote  determination process.  The final  authority  and  responsibility  for proxy voting  decisions  remains with
Thrivent  Financial.  Decisions  with respect to proxy matters are made  primarily in light of the anticipated  impact of the issue on the  desirability of investing in the company from the viewpoint of our clients.

        Portfolio  managers  may decide to vote their  proxies  inconsistently  with  Thrivent
Financial's  policies as set by the Compliance  Committee and instruct  Investment  Operations to vote all  proxies  accordingly.  Portfolio  managers  who vote their  proxies  inconsistent with Thrivent  Financial's  guidelines  are required to document the rationale for their vote.
Investment  Operations is responsible for maintaining this  documentation and assuring that it adequately  reflects  the  basis  for  any  vote  which  is  cast in  opposition  to  Thrivent
Financial's policy.

Summary of Thrivent Financial's Voting Policies

        Specific voting  guidelines have been adopted by the Compliance  Committee for routine anti-takeover,  executive  compensation and corporate governance  proposals,  as well as other common shareholder  proposals,  and are available to shareholders upon request.  The following is a summary of the significant Thrivent Financial policies:

        Board  Structure  and  Composition  Issues - Thrivent  Financial  believes  boards are expected  to  have  a  majority  of  directors  independent  of  management.  The  independent directors  are  expected to organize  much of the board's  work,  even if the chief  executive officer  also  serves as chairman  of the board.  Key  committees  (audit,  compensation,  and nominating/corporate  governance)  of the board are  expected  to be entirely  independent  of management.  It is expected that boards will engage in critical  self-evaluation of themselves and of individual members.  Individual directors,  in turn, are expected to devote significant amounts of time to their  duties,  to limit the number of  directorships  they accept,  and to own a meaningful  amount of stock in companies on whose boards they serve.  As such,  Thrivent
Financial  withholds  votes for directors who miss more than one-fourth of the scheduled board meetings.  Thrivent  Financial votes against  management efforts to stagger board member terms because  a  staggered  board  may act as a  deterrent  to  takeover  proposals.  For the  same reasons, Thrivent Financial votes for proposals that seek to fix the size of the board.

        Executive and Director Compensation - Non-salary  compensation remains one of the most sensitive and visible  corporate  governance  issues.  Although  shareholders  have little say about how much the CEO is paid in salary and bonus,  they do have a major  voice in  approving stock option and incentive plans.  Stock option plans transfer  significant  amounts of wealth from shareholders to employees,  and in particular to executives and directors.  Rightly,  the cost of these plans must be in line with the anticipated  benefits to  shareholders.  Clearly, reasonable  limits must be set on dilution as well as administrative  authority.  In addition, shareholders  must  consider  the  necessity  of the  various  pay  programs  and  examine the
appropriateness  of  award  types.  Consequently,   the  pros  and  cons  of  these  proposals
necessitate a case-by-case  evaluation.  Generally,  Thrivent  Financial opposes  compensation packages  that  provide what we view as excessive  awards to a few senior  executives  or that contain  excessively  dilutive  stock option  grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

Ratification  of Auditors - Annual election of the outside  accountants is standard  practice.
While it is  recognized  that the company is in the best  position to evaluate the  competence
of  the  outside  accountants,   we  believe  that  outside  accountants  must  ultimately  be accountable  to  shareholders.  Given  the rash of  accounting  irregularities  that  were not detected  by audit  panels or  auditors,  shareholder  ratification  is an  essential  step in restoring investor  confidence.  In line with this,  Thrivent Financial votes for proposals to ratify  auditors,  unless an auditor  has a  financial  interest  in or  association  with the company,  and  is  therefore  not  independent;  or  there  is  reason  to  believe  that  the independent  auditor has rendered an opinion that is neither  accurate nor  indicative  of the company's financial position.

        Mergers and  Acquisitions,  Anti-Takeover  and Corporate  Governance Issues - Thrivent
Financial  votes on mergers and  acquisitions  on a case-by-case  basis,  taking the following into account:  anticipated  financial and operating benefits;  offer price (cost vs. premium);
prospects  of the  combined  companies;  how the  deal  was  negotiated;  the  opinion  of the financial  advisor;  potential  conflicts  of  interest  between  management's  interests  and shareholders'  interests;  and changes in corporate governance and their impact on shareholder rights.  Thrivent  Financial  generally  opposes  anti-takeover  measures since they adversely impact  shareholder  rights.  Also,  Thrivent  Financial will consider the dilutive  impact to shareholders  and the  effect  on  shareholder  rights  when  voting on  corporate  governance proposals.

        Social,  Environmental and Corporate  Responsibility Issues - In addition to moral and ethical  considerations  intrinsic to many of these proposals,  Thrivent Financial  recognizes their  potential for impact on the economic  performance  of the company.  Thrivent  Financial balances these  considerations  carefully.  On proposals which are primarily social,  moral or ethical,  Thrivent  Financial  believes  it is  impossible  to vote  in a  manner  that  would accurately  reflect the views of the beneficial  owners of the portfolios that it manages.  As such,  on these  items  Thrivent  Financial  abstains.  When voting on matters  with  apparent economic or operational  impacts on the company,  Thrivent Financial realizes that the precise economic  effect  of such  proposals  is  often  unclear.  Where  this is the  case,  Thrivent
Financial relies on management's assessment, and generally votes with company management.

Vote Execution and Monitoring of Voting Process

        Once the vote has been determined,  Investment  Operations enters votes electronically into ISS's  ProxyMaster  or VoteX system.  ISS then transmits the votes to the proxy agents or custodian banks and sends electronic  confirmation to Thrivent  Financial  indicating that the votes were successfully transmitted.

        On a periodic basis,  Investment Operations queries the ProxyMaster or VoteX system to determine  newly  announced  meetings  and  meetings  not  yet  voted.  When  the  date of the
stockholders'   meeting  is  approaching,   Investment   Operations  contacts  the  applicable
portfolio  manager  if the vote for a  particular  client  or  Thrivent  Fund has not yet been recorded in the computer system on a non-routine proposal.

        Should a portfolio  manager wish to change a vote  already  submitted,  the  portfolio manager may do so up until the deadline  for vote  submission,  which varies  depending on the company's domicile.

Monitoring and Resolving Conflicts of Interest

        The Compliance  Committee is also  responsible  for monitoring and resolving  possible material  conflicts between the interests of Thrivent  Financial and those of its clients with respect to proxy voting.

        Application  of the Thrivent  Financial  guidelines to vote client  proxies  should in most  instances  adequately  address  any  possible  conflicts  of  interest  since our voting guidelines are pre-determined by the Compliance  Committee using  recommendations from ISS, an independent third party.

        However, for proxy votes inconsistent with Thrivent Financial  guidelines,  Investment
Operations  reviews  all  such  proxy  votes  in  order to  determine  whether  the  portfolio manager's voting rationale appears  reasonable.  Issues raising possible conflicts of interest are referred by Investment  Operations to the Compliance  Committee for immediate  resolution.
The Compliance  Committee then assesses  whether any business or other  relationships  between
Thrivent  Financial and a portfolio  company could have  influenced  an  inconsistent  vote on that company's proxy.

>>      REPORTING AND RECORD RETENTION

        Proxy  statements  received from issuers  (other than those which are available on the
SEC's EDGAR  database) are kept by ISS in its capacity as voting agent and are available  upon request.  Thrivent Financial retains proxy solicitation  materials,  memoranda regarding votes cast in  opposition to the position of a company's  management,  and  documentation  on shares voted differently than the Thrivent  Financial voting  guidelines.  In addition,  any document which  is  material  to a  proxy  voting  decision  such  as  the  Thrivent  Financial  voting guidelines,  Compliance  Committee meeting materials,  and other internal research relating to voting  decisions will be kept. All proxy voting  materials and supporting  documentation  are retained for six years.
        Vote Summary  Reports will be generated for each Thrivent Fund.  The report  specifies the company,  ticker,  cusip,  meeting dates, proxy proposals,  and votes which have been cast for the Thrivent  Fund during the period,  the  position  taken with respect to each issue and whether the fund voted with or against company  management.  Reports  normally cover quarterly or annual periods.

PART C: OTHER INFORMATION

Item 22. Exhibits

(a)(1) Declaration of Trust (1)

(a)(2) Amendment No. 1 to Declaration of Trust (6)

(b)    Amended and Restated By-Laws (6)

(c)    Not Applicable

(d)(1) Investment Advisory Agreement with Thrivent Investment Management Inc. (2)

(d)(2) Amendment No. 17 to Investment Advisory Agreement (6)

(e)(1) Distribution Agreement with Thrivent Investment Management Inc. (2)

(e)(2) Amendment No. 12 to Distribution Agreement (5)

(f)    Not Applicable

(g)    Custodian Agreement with State Street Bank and Trust (3)

(h)(1) Accounting Services Agreement between Registrant and Thrivent Financial (2)

(h)(2) Amendment No. 6 to Accounting Services Agreement (5)

(h)(3) Transfer Agency Agreement with Thrivent Financial Investor Services Inc. (6)

(i)    Opinion and Consent of Counsel (*)

(j)    Consent of Independent Registered Public Accounting Firm (*)

(k)    Not Applicable

(l)    Not Applicable

(m)    Not Applicable

(n)    Rule 18f-3 Plan (6)

(o)    Not Applicable

(p)(1) Code of Ethics (Rule 17j-1) for Registrant (4)

(p)(2) Code of Ethics (Sarbanes Oxley) for Registrant (3)

(q)(1) Powers of Attorney. (5)

(a)    Randall L. Boushek (*)

(b)    Richard A. Hauser (*)

(1) Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of Registrant, file no. 33-12911, filed on June 25, 1998.

(2) Incorporated by reference from Post-Effective Amendment No. 36 to the registration statement of Registrant, file no. 33-12911, filed on December 29, 1999.

(3) Incorporated by reference from Post-Effective Amendment No. 44 to the registration statement of Registrant, file no. 33-12911, filed on June 27, 2003.

(4) Incorporated by reference from Post-Effective Amendment No. 49 to the registration statement of Registrant, file no. 33-12911, filed on January 30, 2004.

(5) Incorporated by reference from the initial registration statement of Registrant on Form
N-14, file no. 333-113514, filed on March 11, 2004.

(6) Incorporated by reference from Post-Effective Amendment No. 52 to the registration statement of Registrant, file no. 33-12911, filed on July 14, 2004.

*Filed herewith.

Item 23. Persons Controlled by or under Common Control with Registrant

Registrant  is  an  open-end  management  investment  company  organized  as  a  Massachusetts business  trust on March 31, 1987.  Registrant's  sponsor,  Thrivent  Financial  for Lutherans
("Thrivent  Financial"),  is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members.  It has no stockholders  and is not subject to the control of any affiliated persons.

The  following  list  shows  the  relationship  of  each  wholly-owned   direct  and  indirect
subsidiary to Thrivent  Financial.  Financial  statements of Thrivent  Financial will be filed on a consolidated basis.

                                                                                           State of
         Thrivent Financial Entities                     Primary Business               Incorporation
         ---------------------------                     ----------------               -------------
Thrivent Financial for Lutherans               Fraternal benefit society offering         Wisconsin
                                               financial services and products

   Thrivent Financial Holdings, Inc.           Holding Company with no independent         Delaware
                                               operations

       Thrivent Financial Bank                 Federally chartered bank                Federal Charter

       Thrivent Investment Management Inc.     Broker-dealer and Investment adviser        Delaware

       North Meadows Investment Ltd.           Organized for the purpose of holding       Wisconsin
                                               and investing in real estate

       Thrivent Service Organization, Inc.     Organized for the purpose of owning        Wisconsin
                                               bank account withdrawal
                                               authorizations

       Thrivent Life Insurance Company         Life insurance company                     Minnesota

       Thrivent Financial Investor Services    Transfer agent                            Pennsylvania
       Inc.

       Thrivent Property & Casualty            Auto and homeowners insurance company      Minnesota
       Insurance Agency, Inc.

       Field Agents' Brokerage Company         Licensed Life and Health Agency            Minnesota

       MCB Financial Services, Inc.            Not formally engaged in business           Minnesota

Item 24. Indemnification

Under Section 12 of Article Seven of Registrant's Declaration of Trust, Registrant may not
indemnify any trustee, officer or employee for expenses (e.g., attorney's fees, judgments, fines and settlement amounts) incurred in any threatened, pending or completed action, if there has been an adjudication of liability against such person based on a finding of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties of office ("disabling conduct").  Registrant shall indemnify its trustees, officers or employees for such expenses whether or not there is an adjudication of liability, if, pursuant to Investment Company Act Release 11330, a determination is made that such person was not liable by reason of disabling conduct by: (i) final decision of the court before which the proceeding was brought; or (ii) in the absence of such a decision, a reasonable determination, based on factual review, that the person was not liable for reasons of such conduct is made by: (a) a majority vote of disinterested, independent trustees; or (b)
independent legal counsel in a written opinion.

Advancement  of expenses  incurred in defending  such actions may be made  pursuant to Release
11330,  provided  that the person  undertakes  to repay the  advance  unless it is  ultimately determined  that such person is entitled to  indemnification  and one or more of the following conditions is met: (1) the person  provides  security for the  undertaking;  (2) Registrant is insured  against  losses  arising  by reason of any  lawful  advances;  or (3) a  majority  of
disinterested   non-party   trustees  or  independent  legal  counsel  in  a  written  opinion determines,  based on review of readily  available facts,  that there is reason to believe the person ultimately will be found entitled to indemnification.

Insofar as  indemnification  for  liabilities  arising under the Securities Act of 1933 may be permitted  to  trustees,  officers  and  controlling  persons of  Registrant  pursuant  to the foregoing  provision,  or  otherwise,  Registrant  has been advised that in the opinion of the
Securities  and  Exchange  Commission  such   indemnification  is  against  public  policy  as
expressed  in  that  Act and is,  therefore,  unenforceable.  In the  event  that a claim  for indemnification  against such  liabilities  (other than the payment by  Registrant of expenses incurred or paid by a trustee,  officer or controlling  person of Registrant in the successful defense  of any  action,  suit or  proceeding)  is  asserted  by  such  trustees,  officer  or controlling  person in connection  with the  securities  being  registered,  Registrant  will, unless in the  opinion of its counsel the matter has been  settled by  controlling  precedent, submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is  against  public  policy  as  expressed  in the Act and will be  governed  by the  final adjudication of such issue.

Item 25. Business and Other Connections of the Investment Adviser

Thrivent Investment Mgt. is the investment adviser of Registrant. Thrivent Investment Mgt.
also acts as the principal underwriter and administrator for Registrant. The business and other connections of the directors and offers of Thrivent Investment Mgt. are set forth below and on the Form ADV on file with the Securities and Exchange Commission (file No.
801-29618).

Item 26. Principal Underwriters

(a)  Not applicable.

(b) The directors and executive officers of Thrivent Investment Mgt. are listed below.
Unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis,
Minnesota 55415.

          Name and Principal                  Positions and Offices             Positions and Offices
           Business Address                      with Underwriter                    with Trust
          ------------------                  ---------------------             ---------------------
John O. Gilbert                          Director and Chairman             N/A

Bruce J. Nicholson                       Director and President            N/A

Jon M. Stellmacher                       Director and Senior Vice          N/A
4321 North Ballard Road                  President
Appleton, Wisconsin
54919-0007

Woodrow E. Eno                           Director, Senior Vice President   N/A
                                         and Secretary

Pamela J. Moret                          Director and Senior Vice          Trustee and President
                                         President

James A. Thomsen                         Director and Senior Vice          N/A
                                         President

Russell W. Swansen                       Senior Vice President and Chief   Vice President
                                         Investment Officer

Randall L. Boushek                       Senior Vice President             Treasurer

Doug Ahrenstorff                         Vice President                    N/A
4321 N. Ballard Road
Appleton, Wisconsin 54919-0007

Craig T. Britton                         Vice President                    N/A

David C. Francis                         Vice President                    N/A
222 West College Ave.
Appleton, Wisconsin
54919-0007

Michael J. Haglin                        Vice President                    N/A

John E. Hite                             Vice President and Chief          N/A
                                         Compliance Officer

Frederick P. Johnson                     Vice President                    Vice President

Richard J. Kleven                        Vice President                    N/A

Katie S. Kloster                         Vice President and Rule           Vice President and Chief
                                         206(4)-7 Chief Compliance         Compliance Officer
                                         Officer and Chief Financial
                                         Officer

Marnie Loomans-Theucks                   Vice President                    Vice President
4321 North Ballard Road
Appleton, Wisconsin
54919-0001

Michael J. Mevis                         Vice President                    N/A
222 West College Ave.
Appleton, Wisconsin
54919-0007

Thomas R. Mischka                        Vice President                    Vice President and Anti-Money
4321 North Ballard Road                                                    Laundering Officer
Appleton, Wisconsin
54919-0001

James E. Nelson                          Vice President and Assistant      Secretary and Chief Legal
                                         Secretary                         Officer

Brenda J. Pederson                       Vice President                    N/A

Mark L. Simenstad                        Vice President                    N/A

Richard B. Ruckdashel                    Vice President                    N/A

Thomas C. Schinke                        Vice President                    N/A

Nikki L. Sorum                           Senior Vice President             Vice President

Terry W. Timm                            Vice President                    N/A
4321 North Ballard Road
Appleton, Wisconsin
54919-0001

David L. Westmark                        Vice President                    N/A
222 West College Ave.
Appleton, Wisconsin
54919-0007

Anita J.T. Young                         Vice President                    N/A

Marlene J. Nogle                         Assistant Secretary               Assistant Secretary

John C. Bjork                            Assistant Secretary               Assistant Secretary

 (c) Not applicable

Item 27. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's Custodian as follows: all documents required to be maintained by Rule 31a-1(b) will be maintained by the Funds, (625 Fourth
Avenue South, Minneapolis, Minnesota 55415) except that records required to be maintained by paragraph (2)(iv) of Rule 31a-1(b) will be maintained by the Custodian (State Street Bank and Trust Company, 225 Franklin Street, Boston, MA  02110).

Item 28. Management Services

Not Applicable

Item 29. Undertakings

Not Applicable

SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933 and the Investment  Company Act of
1940,  Registrant  certifies  that it meets all the  requirements  for  effectiveness  of this registration  statement  under rule 485(b) of the  Securities  Act of 1933 and has duly caused this  registration  statement  to be signed on its behalf by the  undersigned  thereunto  duly authorized,  in the City of Minneapolis,  State of Minnesota, on this 12th day of November
2004.

                                                THRIVENT MUTUAL FUNDS

                                                /s/ John C. Bjork
                                                _________________________________________
                                                John C. Bjork
                                                Assistant Secretary

Pursuant  to the  requirements  of the  Securities  Act of  1933,  this  amended  registration statement has been signed below by the  following  persons in the  capacities  and on the 12th day of November 2004:

Signature                                   Title
---------                                   -----

*                                           President and Trustee (Principal Executive Officer)
------------------------------
Pamela J. Moret

*                                           Treasurer (Principal Financial and Accounting Officer)
------------------------------
Randall L. Boushek

*                                           Trustee
------------------------------
F. Gregory Campbell

*                                           Trustee
------------------------------
Herbert F. Eggerding, Jr.

*                                           Trustee
------------------------------
Noel K. Estenson

*                                           Trustee
------------------------------
Richard L. Gady

*                                           Trustee
------------------------------
Richard A. Hauser

*                                           Trustee
------------------------------
Connie M. Levi

*                                           Trustee
------------------------------
Edward W. Smeds

John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of each of the other above-named Trustees and Officers of Thrivent Mutual Funds pursuant to the powers of attorney duly executed by such persons.

                                                /s/ John C. Bjork
                                                _______________________________________
                                                John C. Bjork
                                                Attorney-in-Fact

                                      Index to Exhibits

Exhibit
Number     Name of Exhibit
------     ---------------

(i)        Opinion and Consent of Counsel

(j)        Consent of Independent Registered Public Accounting Firm

(q)(1)(a)  Power of Attorney - Randall L. Boushek

(q)(1)(b)  Power of Attorney - Richard A. Hauser